Schedule of Investments (unaudited) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO, Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 6.91%, 04/20/34(a)(b)	USD	1,000	$945,057
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 7.82%, 10/21/28(a)(b)		1,000	933,122
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 10.79%, 10/15/29(a)(b)		285	251,622
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class E, (3 mo. LIBOR US + 5.50%), 10.30%, 01/28/31(a)(b)		850	673,806
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 7.40%, 01/28/31(a)(b)		250	217,028
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 8.30%, 01/28/31(a)(b)		1,000	883,907
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3 mo. LIBOR US + 0.90%), 5.69%, 07/18/29(a)(b)		450	445,334
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 5.15%, 06/25/36(a)		4,196	2,739,037
Bain Capital Credit CLO Ltd.(a)(b)
Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.30%), 8.10%, 07/19/34		300	259,507
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.10%), 7.92%, 07/24/34		250	214,073
Barings CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.60%), 8.39%, 07/18/29(a)(b)		250	240,487
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1R2, (3 mo. LIBOR US + 0.87%), 5.66%, 07/15/29(a)(b)		213	211,468
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class CR, (3 mo. LIBOR US + 2.05%), 6.84%, 07/15/34(a)(b)		250	240,145
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3 mo. LIBOR US + 2.90%), 7.69%, 04/15/34(a)(b)		500	438,207
Carlyle U.S. CLO Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.02%), 5.83%, 04/20/31(a)(b)		250	247,203
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 6.81%, 04/20/32(a)(b)		250	236,952
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 11.25%, 07/20/32(a)(b)		500	439,234
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3 mo. LIBOR US + 1.65%), 6.44%, 07/17/34(a)(b)		250	238,829
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3 mo. LIBOR US + 1.60%), 6.39%, 07/15/33(a)(b)		500	482,172
CIFC Funding I Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.10%), 7.91%, 04/20/32(a)(b)		500	477,430
CIFC Funding Ltd., Series 2013-4A, Class DRR, (3 mo. LIBOR US + 2.80%), 7.61%, 04/27/31(a)(b)		250	232,904
CIFC Funding VII Ltd.(a)(b)
Series 2022-7A, Class D, (3 mo. Term SOFR + 5.35%), 9.56%, 10/22/35		250	245,005
Series 2022-7A, Class E, (3 mo. Term SOFR + 8.94%), 13.15%, 10/22/35		500	494,490
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36		340	223,012

Security		Par (000)	Value

Asset-Backed Securities (continued)
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 7.76%, 10/20/30(a)(b)	USD	250	$233,466
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1 mo. LIBOR US + 0.14%), 4.99%, 06/25/37(a)		528	480,644
Dryden 106 CLO Ltd., Series 2022-106A, Class E, (3 mo. Term SOFR + 8.87%), 13.43%, 10/15/35(a)(b)		500	497,123
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 7.44%, 04/18/31(a)(b)		250	229,964
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 11.61%, 04/20/34(a)(b)		250	237,098
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3 mo. LIBOR US + 1.70%), 6.49%, 04/15/33(a)(b)		500	486,179
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 6.81%, 10/20/34(a)(b)		436	417,188
Generate CLO 3 Ltd., Series 3A, Class DR, (3 mo. LIBOR US + 3.60%), 8.41%, 10/20/29(a)(b)		250	238,201
Generate CLO 4 Ltd., Series 4A, Class ER, (3 mo. LIBOR US + 6.75%), 11.56%, 04/20/32(a)(b)		1,000	885,345
Generate CLO 6 Ltd., Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 8.32%, 01/22/35(a)(b)		750	684,263
Golub Capital Partners CLO 55B Ltd., Series 2021- 55A, Class E, (3 mo. LIBOR US + 6.56%), 11.37%, 07/20/34(a)(b)		250	222,767
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 11.24%, 04/15/33(a)(b)		250	214,812
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 6.59%, 07/15/34(a)(b)		250	243,359
Jay Park CLO Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 2.65%), 7.46%, 10/20/27(a)(b)		250	237,553
LCM XIII LP, Series 13A, Class AR3, (3 mo. LIBOR US + 0.87%), 5.67%, 07/19/27(a)(b)		475	469,997
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3 mo. LIBOR US + 3.60%), 8.42%, 07/21/30(a)(b)		500	482,352
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3 mo. LIBOR US + 0.94%), 5.76%, 10/21/30(a)(b)		498	491,833
Madison Park Funding XXIX Ltd.(a)(b)
Series 2018-29A, Class D, (3 mo. LIBOR US + 3.00%), 7.79%, 10/18/30		510	475,358
Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 10.49%, 10/18/30		250	225,317
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, (3 mo. LIBOR US + 0.97%), 5.79%, 04/25/29(a)(b)		981	969,165
Madison Park Funding XXVI Ltd., Series 2007-4A, Class DR, (3 mo. LIBOR US + 3.00%), 7.80%, 07/29/30(a)(b)		250	233,040
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 07/15/33(a)(b)		800	774,473
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class B, (3 mo. LIBOR US + 1.65%), 6.44%, 07/17/34(a)(b)		250	240,697

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3 mo. LIBOR US + 6.50%), 11.29%, 07/15/34(a)(b)	USD	790	$726,923
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class ER, (3 mo. LIBOR US + 6.10%), 10.90%, 01/20/32(a)(b)		425	374,867
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class D, (3 mo. Term SOFR + 5.75%), 10.33%, 10/24/35(a)(b)		500	498,430
OCP CLO Ltd., Series 2019-16A, Class DR, (3 mo. LIBOR US + 3.15%), 7.96%, 04/10/33(a)(b)		250	225,883
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 7.84%, 07/15/34(a)(b)		250	227,906
Octagon Investment Partners 31 Ltd., Series 2017- 1A, Class E, (3 mo. LIBOR US + 6.30%), 11.11%, 07/20/30(a)(b)		500	427,135
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A1RR, (3 mo. LIBOR US + 0.97%), 5.77%, 07/19/30(a)(b)		1,738	1,717,769
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3 mo. LIBOR US + 1.40%), 6.22%, 01/25/31(a)(b)		250	242,482
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3 mo. LIBOR US + 1.70%), 6.52%, 10/25/34(a)(b)		250	242,664
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 7.94%, 10/17/29(a)(b)		250	229,063
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 10.35%, 01/20/31(a)(b)		250	201,093
Rad CLO Ltd., Series 2022-17A, Class E, (3 mo. Term SOFR + 8.30%), 12.26%, 10/20/35(a)(b)		250	239,208
Regatta IX Funding Ltd., Series 2022-1A, Class D, (3 mo. LIBOR US + 3.90%), 8.69%, 04/17/30(a)(b)		500	482,753
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3 mo. LIBOR US + 3.10%), 7.91%, 01/20/35(a)(b)		250	235,897
Regional Management Issuance Trust, 3.88%, 10/17/33(c)		980	851,424
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 7.64%, 10/15/29(a)(b)		500	455,710
Sterling Coofs Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(b)(c)		926	9,263
Sterling COOFS Trust, Series 2004-1, Class A, 2.36%, 04/15/29(c)		638	6,375
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 7.86%, 04/26/28(a)(b)		500	499,724
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class D, (3 mo. LIBOR US + 3.45%), 8.27%, 04/23/32		250	233,549
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 8.07%, 10/25/34		500	452,227
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27(d)	GBP	33	40,683
Voya CLO Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 10/17/32(a)(b)	USD	500	486,042

Security		Par (000)	Value

Asset-Backed Securities (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 8.17%, 10/24/34(a)(b)	USD	500	$459,727
Whitebox CLO III Ltd., Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 8.14%, 10/15/34(a)(b)		250	224,581

Total Asset-Backed Securities — 6.4% (Cost: $33,147,492)			31,471,603

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(e)		47,837	16,265

Energy Equipment & Services(c) — 0.0%
Project Investor Holdings LLC		2,869	689
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(f)		2,869	—

			689

Household Products — 0.0%
Berkline Benchcraft Equity LLC(c)		3,155	—

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.		801	400

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(c)		546,753,936	5,467

Software — 0.0%
Avaya Holdings Corp.(e)		19	—

Specialty Retail — 0.1%
NMG Parent LLC		1,330	168,467

Total Common Stocks — 0.1% (Cost: $6,923,500)			191,288

		Par (000)

Corporate Bonds

Aerospace & Defense — 3.5%
Amsted Industries, Inc., 5.63%, 07/01/27(b)	USD	156	151,710
Boeing Co., 5.15%, 05/01/30(g)		1,315	1,323,221
Bombardier, Inc.(b)
7.50%, 03/15/25		17	16,998
7.13%, 06/15/26(g)		1,191	1,195,287
7.88%, 04/15/27(g)		605	612,459
6.00%, 02/15/28(g)		539	524,854
7.50%, 02/01/29(g)		660	674,230
7.45%, 05/01/34		100	112,000
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(g)		423	353,205
Howmet Aerospace, Inc., 5.13%, 10/01/24		4	4,016
Northrop Grumman Corp., 3.85%, 04/15/45(g)		600	502,129
Rolls-Royce PLC, 5.75%, 10/15/27(b)(g)		1,018	1,014,132
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		32	32,000
9.38%, 11/30/29(g)		607	662,389
TransDigm, Inc.
8.00%, 12/15/25(b)(g)		815	830,281

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.25%, 03/15/26(b)(g)	USD	5,693	$5,698,181
6.38%, 06/15/26		46	44,965
7.50%, 03/15/27		105	104,737
6.75%, 08/15/28(b)(g)		2,249	2,271,490
Triumph Group, Inc., 9.00%, 03/15/28(b)(g)		854	854,897

			16,983,181

Air Freight & Logistics — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)(g)		85	88,400

Automobile Components — 1.1%
Aptiv PLC, 4.40%, 10/01/46(g)		240	188,733
Clarios Global LP, 6.75%, 05/15/25(b)		528	533,623
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(d)	EUR	100	103,367
6.25%, 05/15/26(b)(g)	USD	1,409	1,405,477
8.50%, 05/15/27(b)(g)		2,612	2,621,795
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		174	156,165
Faurecia SE, 2.75%, 02/15/27(d)	EUR	100	96,258
Goodyear Tire & Rubber Co.
5.00%, 07/15/29	USD	104	92,914
5.63%, 04/30/33		109	94,285
ZF Finance GmbH(d)
3.00%, 09/21/25	EUR	100	102,991
2.00%, 05/06/27		100	93,303

			5,488,911

Automobiles — 1.5%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	129	117,390
4.75%, 03/01/30		124	110,980
5.00%, 02/15/32(b)		130	113,881
Constellation Automotive Financing PLC, 4.88%, 07/15/27(d)	GBP	100	89,744
Ford Motor Co.
0.00%, 03/15/26(h)(i)	USD	406	405,594
4.35%, 12/08/26		11	10,687
3.25%, 02/12/32(g)		581	456,641
6.10%, 08/19/32(g)		179	173,461
Ford Motor Credit Co. LLC
3.81%, 01/09/24(g)		629	621,565
4.69%, 06/09/25		200	192,218
5.13%, 06/16/25(g)		490	479,634
3.38%, 11/13/25		200	187,458
4.39%, 01/08/26(g)		400	379,500
6.86%, 06/05/26	GBP	108	132,676
2.70%, 08/10/26	USD	295	262,547
4.95%, 05/28/27(g)		200	190,763
4.87%, 08/03/27	EUR	100	105,197
2.90%, 02/16/28(g)	USD	295	253,582
7.35%, 03/06/30		400	411,000
3.63%, 06/17/31(g)		400	329,612
General Motors Financial Co., Inc., 6.00%, 01/09/28(g)		1,000	1,023,515
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		122	103,714
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		292	244,287
Lithia Motors, Inc., 3.88%, 06/01/29(b)		131	113,315
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		178	131,797

Security		Par (000)	Value

Automobiles (continued)
Renault SA, 2.38%, 05/25/26(d)	EUR	100	$99,096
TML Holdings Pte. Ltd., 4.35%, 06/09/26(d)	USD	200	180,163
Wabash National Corp., 4.50%, 10/15/28(b)		220	190,733

			7,110,750

Banks — 0.5%
Banca Monte dei Paschi di Siena SpA, (1 mo. EURIBOR + 3.21%), 6.75%, 03/02/26(a)(d)	EUR	100	106,243
Banco BPM SpA, (5 year EUR Swap + 3.17%), 2.88%, 06/29/31(a)(d)		100	90,751
Banco Espirito Santo SA(e)(j)
4.75%, 01/15/22(a)		100	12,472
4.00%, 01/21/22		100	12,472
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%	USD	201	183,638
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(d)(k)		200	192,250
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(a)(d)(k)		250	235,828
Credit Suisse AG/New York, 5.00%, 07/09/27		1,200	1,155,000
Grupo Aval Ltd., 4.38%, 02/04/30(b)		200	151,130
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(g)		200	189,497
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(d)(k)		202	177,735

			2,507,016

Beverages — 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		800	781,850
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(g)(l)		833	637,532
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27(g)		400	396,410
3.25%, 09/01/28		200	172,112
4.00%, 09/01/29(g)		2,234	1,748,105
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/25(b)		200	197,000
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)		211	191,200
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26(g)		3,257	3,257,000
9.25%, 04/15/27		41	37,884
Trivium Packaging Finance BV(b)(g)
5.50%, 08/15/26		1,004	961,832
8.50%, 08/15/27		1,367	1,243,970

			9,624,895

Biotechnology — 0.0%
Cidron Aida Finco SARL, 5.00%, 04/01/28(d)	EUR	100	95,441

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)(g)	USD	213	199,979

Building Materials(b) — 0.5%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		207	191,670
James Hardie International Finance DAC, 5.00%, 01/15/28		200	187,476
Jeld-Wen, Inc.
6.25%, 05/15/25		146	145,635
4.63%, 12/15/25		25	23,188

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
Masonite International Corp., Class C, 5.38%, 02/01/28	USD	101	$96,455
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		81	71,595
9.75%, 07/15/28		205	195,775
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(g)		552	518,190
Standard Industries, Inc.(g)
5.00%, 02/15/27		209	198,491
4.75%, 01/15/28		80	74,734
4.38%, 07/15/30		683	594,210
3.38%, 01/15/31		326	262,001
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		92	86,940

			2,646,360

Building Products(b) — 0.9%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27		261	248,035
6.38%, 06/15/30(g)		457	447,786
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		123	108,532
Foundation Building Materials, Inc., 6.00%, 03/01/29		83	65,787
GYP Holdings III Corp., 4.63%, 05/01/29		371	317,205
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		87	79,955
SRS Distribution, Inc.(g)
4.63%, 07/01/28		492	436,943
6.13%, 07/01/29		499	421,011
6.00%, 12/01/29		685	565,584
White Cap Buyer LLC, 6.88%, 10/15/28(g)		1,407	1,220,514
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(l)		235	213,705

			4,125,057

Capital Markets — 1.3%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		77	77,501
Blackstone Private Credit Fund
7.05%, 09/29/25(b)		79	77,899
3.25%, 03/15/27		75	63,679
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(g)(k)		2,000	1,575,000
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		214	188,409
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(g)		498	404,057
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26(g)		394	387,725
5.25%, 05/15/27(g)		674	632,421
4.38%, 02/01/29		295	253,700
NFP Corp.(b)
4.88%, 08/15/28(g)		595	536,690
6.88%, 08/15/28(g)		1,373	1,178,226
7.50%, 10/01/30		105	101,454
Northern Trust Corp., 6.13%, 11/02/32(g)		219	233,481
Owl Rock Capital Corp., 3.40%, 07/15/26		63	55,626
Owl Rock Core Income Corp.
3.13%, 09/23/26		43	37,304
7.75%, 09/16/27(b)(g)		302	297,511

			6,100,683

Security		Par (000)	Value

Chemicals — 1.5%
Ashland LLC, 3.38%, 09/01/31(b)(g)	USD	164	$134,059
Avient Corp., 7.13%, 08/01/30(b)		106	109,313
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)(g)		447	382,982
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		170	161,534
Celanese U.S. Holdings LLC, 6.17%, 07/15/27(g)		146	146,833
Element Solutions, Inc., 3.88%, 09/01/28(b)(g)		1,508	1,323,481
HB Fuller Co., 4.25%, 10/15/28		110	97,580
Herens Holdco SARL, 4.75%, 05/15/28(b)(g)		612	492,660
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(g)		368	326,238
Ingevity Corp., 3.88%, 11/01/28(b)		84	71,969
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(l)		259	186,480
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		133	111,836
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		169	154,101
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(d)	EUR	100	108,047
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	67	66,100
Sasol Financing USA LLC, 5.50%, 03/18/31		200	167,037
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(g)		439	401,043
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)(g)		550	456,632
WESCO Distribution, Inc.(b)(g)
7.13%, 06/15/25		676	687,120
7.25%, 06/15/28		636	653,045
WR Grace Holdings LLC(b)
4.88%, 06/15/27		122	117,597
5.63%, 08/15/29(g)		1,131	958,522
7.38%, 03/01/31		146	146,552

			7,460,761

Commercial Services & Supplies — 1.0%
ADT Security Corp.
4.13%, 06/15/23		2	1,990
4.13%, 08/01/29(b)		27	24,078
4.88%, 07/15/32(b)		12	10,587
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	178,008
APX Group, Inc., 5.75%, 07/15/29(b)(g)		268	239,860
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)		200	160,946
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25		488	488,325
9.75%, 08/01/27		76	80,187
5.50%, 05/01/28(g)		404	368,585
Herc Holdings, Inc., 5.50%, 07/15/27(b)(g)		491	473,815
Hertz Corp.(b)
4.63%, 12/01/26		126	114,093
5.00%, 12/01/29(g)		101	83,650
LABL, Inc., 9.50%, 11/01/28		236	238,065
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		125	104,113
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		239	216,219
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.25%, 04/15/24		141	139,414
5.75%, 04/15/26(g)		608	603,440
6.25%, 01/15/28(g)		180	168,300
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(g)		653	541,545

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	100	$116,184
Williams Scotsman International, Inc.(b)
6.13%, 06/15/25(g)	USD	403	400,471
4.63%, 08/15/28		243	221,053

			4,972,928

Communications Equipment(b) — 0.5%
CommScope Technologies LLC, 6.00%, 06/15/25(g)		713	671,472
CommScope, Inc.
6.00%, 03/01/26		132	127,393
8.25%, 03/01/27		158	129,418
7.13%, 07/01/28		138	101,780
4.75%, 09/01/29(g)		416	346,744
Viasat, Inc.
5.63%, 09/15/25(g)		484	458,861
5.63%, 04/15/27		67	62,913
Viavi Solutions, Inc., 3.75%, 10/01/29(g)		309	264,247

			2,162,828

Construction Materials(b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		297	271,384
Resideo Funding, Inc., 4.00%, 09/01/29		59	49,053
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		77	79,297
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26		662	52,960

			452,694

Consumer Discretionary — 1.7%
APi Group DE, Inc.(b)
4.13%, 07/15/29		132	113,267
4.75%, 10/15/29		100	87,982
Carnival Corp.
10.13%, 02/01/26(d)	EUR	100	113,872
10.50%, 02/01/26(b)(g)	USD	361	376,133
7.63%, 03/01/26(b)(g)		71	64,788
5.75%, 03/01/27(b)(g)		893	732,555
9.88%, 08/01/27(b)		262	269,885
4.00%, 08/01/28(b)(g)		477	410,616
6.00%, 05/01/29(b)(g)		470	373,650
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)(g)		1,958	2,106,338
CoreLogic, Inc., 4.50%, 05/01/28(b)(g)		511	387,721
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		91	81,432
Life Time, Inc.(b)
5.75%, 01/15/26		340	330,285
8.00%, 04/15/26		239	227,984
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)(g)		305	295,269
NCL Corp. Ltd.(b)
5.88%, 03/15/26		236	200,855
8.38%, 02/01/28		132	132,452
7.75%, 02/15/29		42	36,012
NCL Finance Ltd., 6.13%, 03/15/28(b)(g)		261	211,473
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		82	76,022
Royal Caribbean Cruises Ltd.(b)
11.50%, 06/01/25		120	127,953
4.25%, 07/01/26		72	64,620
5.50%, 08/31/26		136	127,235
5.38%, 07/15/27		134	119,354
11.63%, 08/15/27		176	189,032
5.50%, 04/01/28(g)		118	104,180
8.25%, 01/15/29		191	199,810

Security		Par (000)	Value

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd.(b) (continued)
9.25%, 01/15/29(g)	USD	345	$366,562
7.25%, 01/15/30		267	268,669
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		148	127,032

			8,323,038

Consumer Finance — 1.7%
Block, Inc.
2.75%, 06/01/26		392	357,412
3.50%, 06/01/31(g)		1,133	930,476
Capital One Financial Corp., (1 day SOFR + 2.60%), 5.82%, 02/01/34(a)(g)		440	425,181
Discover Financial Services, 6.70%, 11/29/32		85	87,630
Equifax, Inc., 2.60%, 12/15/25		59	54,989
Global Payments, Inc.
3.20%, 08/15/29(g)		564	496,107
2.90%, 05/15/30(g)		754	638,470
5.40%, 08/15/32		86	84,321
HealthEquity, Inc., 4.50%, 10/01/29(b)(g)		707	628,147
Navient Corp.
7.25%, 09/25/23		77	76,739
6.13%, 03/25/24		86	84,844
5.88%, 10/25/24		82	79,653
5.50%, 03/15/29		211	178,295
OneMain Finance Corp.
6.88%, 03/15/25		303	293,608
7.13%, 03/15/26(g)		331	318,187
3.50%, 01/15/27		304	255,136
6.63%, 01/15/28(g)		240	220,034
5.38%, 11/15/29(g)		105	88,333
4.00%, 09/15/30		110	82,500
Sabre Global, Inc.(b)
9.25%, 04/15/25		211	198,762
7.38%, 09/01/25		252	225,161
11.25%, 12/15/27		125	116,480
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)(g)		550	517,000
Shift4 Payments, Inc., 0.00%, 12/15/25(h)(i)		174	203,337
Verscend Escrow Corp., 9.75%, 08/15/26(b)(g)		1,817	1,817,000

			8,457,802

Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26(g)		642	604,119
7.50%, 03/15/26		107	109,781
4.63%, 01/15/27(g)		477	461,300
5.88%, 02/15/28(g)		320	318,034
6.50%, 02/15/28		152	152,380
3.50%, 03/15/29		30	26,103
4.88%, 02/15/30(g)		214	199,744
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(d)	GBP	100	100,859
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(g)	USD	434	432,524
Lamb Weston Holdings, Inc.(b)(g)
4.88%, 05/15/28		257	249,277
4.13%, 01/31/30		312	285,480
4.38%, 01/31/32		404	366,391
Ocado Group PLC, 3.88%, 10/08/26(d)	GBP	100	91,538
Performance Food Group, Inc., 4.25%, 08/01/29(b)(g)	USD	299	268,494

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Post Holdings, Inc.(b)
5.75%, 03/01/27	USD	89	$86,847
4.63%, 04/15/30(g)		118	105,757
U.S. Foods, Inc.(b)
4.75%, 02/15/29(g)		335	309,456
4.63%, 06/01/30		39	35,180
United Natural Foods, Inc., 6.75%, 10/15/28(b)		34	31,600

			4,234,864

Containers & Packaging — 0.5%
Clydesdale Acquisition Holdings, Inc.(b)(g)
6.63%, 04/15/29		558	537,075
8.75%, 04/15/30		584	530,704
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	187,899
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(g)		424	412,902
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)		60	51,887
Graphic Packaging International LLC(b)
4.75%, 07/15/27		89	84,702
3.50%, 03/15/28		9	8,237
LABL, Inc., 5.88%, 11/01/28(b)		261	231,916
Sealed Air Corp., 5.13%, 12/01/24(b)		46	45,687
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		158	159,762

			2,250,771

Diversified Consumer Services — 1.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(g)
6.63%, 07/15/26		1,737	1,669,266
9.75%, 07/15/27		601	535,647
6.00%, 06/01/29		1,356	1,012,200
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)(g)		1,963	1,652,816
Clarivate Science Holdings Corp.(b)(g)
3.88%, 07/01/28		741	661,320
4.88%, 07/01/29		459	415,106
Garda World Security Corp.(b)
4.63%, 02/15/27		132	118,490
7.75%, 02/15/28		332	327,220
Graham Holdings Co., 5.75%, 06/01/26(b)		140	137,221
Rekeep SpA, 7.25%, 02/01/26(d)	EUR	100	95,436
Service Corp. International
5.13%, 06/01/29	USD	238	229,596
3.38%, 08/15/30(g)		263	224,207
4.00%, 05/15/31(g)		333	292,440
Sotheby’s, 7.38%, 10/15/27(b)(g)		1,046	989,443

			8,360,408

Diversified REITs — 0.9%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50(g)		450	341,253
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		178	142,845
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)(g)		142	112,353
Healthpeak OP LLC, 2.88%, 01/15/31(g)		1,000	858,005
Iron Mountain, Inc.(b) 5.00%, 07/15/28		32	29,776

Security		Par (000)	Value

Diversified REITs (continued)
Iron Mountain, Inc.(b) (continued)
5.25%, 07/15/30	USD	172	$155,089
5.63%, 07/15/32		25	22,838
MPT Operating Partnership LP/MPT Finance Corp.
2.55%, 12/05/23	GBP	104	121,392
4.63%, 08/01/29	USD	304	224,580
3.50%, 03/15/31(g)		1,179	793,703
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(g)		704	659,787
4.50%, 02/15/29(b)		256	231,240
Ventas Realty LP, 4.13%, 01/15/26(g)		650	630,366
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		50	44,456

			4,367,683

Diversified Telecommunication Services — 2.2%
AT&T, Inc., 4.30%, 02/15/30(g)		1,350	1,311,823
Level 3 Financing, Inc.
3.40%, 03/01/27(b)(g)		420	332,196
4.63%, 09/15/27(b)		202	121,452
4.25%, 07/01/28(b)(g)		814	459,259
3.63%, 01/15/29(b)		136	75,197
3.75%, 07/15/29(b)(g)		172	91,703
3.88%, 11/15/29(b)(g)		431	311,928
10.50%, 05/15/30(g)		388	377,129
Lumen Technologies, Inc., 4.00%, 02/15/27(b)(g)		1,026	677,160
SoftBank Group Corp., 4.75%, 07/30/25(d)	EUR	100	103,570
Sprint Capital Corp., 8.75%, 03/15/32(g)	USD	1,320	1,607,100
Telecom Italia Capital SA
6.38%, 11/15/33		222	201,003
6.00%, 09/30/34(g)		432	370,440
7.20%, 07/18/36		98	88,664
7.72%, 06/04/38		44	40,736
Telecom Italia SpA
4.00%, 04/11/24(d)	EUR	150	161,089
5.30%, 05/30/24(b)(g)	USD	200	196,000
Telecom Italia SpA/Milano, 2.38%, 10/12/27(d)	EUR	100	93,523
Verizon Communications, Inc., 3.70%, 03/22/61(g)	USD	1,000	745,645
Zayo Group Holdings, Inc.(b)(g)
4.00%, 03/01/27		3,500	2,660,000
6.13%, 03/01/28		1,413	859,387

			10,885,004

Electric Utilities — 0.5%
Black Hills Corp., 3.15%, 01/15/27(g)		305	286,167
Comision Federal de Electricidad, 4.88%, 01/15/24		200	196,913
Enel Finance International NV, 3.63%, 05/25/27(b)(g)		900	853,699
FirstEnergy Corp., Series C, 3.40%, 03/01/50(g)		347	237,963
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)(g)		381	365,019
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24(g)		170	167,836
4.25%, 09/15/24		9	8,629
Pike Corp., 5.50%, 09/01/28(b)		80	70,000
Texas Competitive Electric Holdings, 1.00%, 11/10/21(c)(e)(j)		780	—

			2,186,226

Electrical Equipment(b) — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(g)		416	408,720
GrafTech Finance, Inc., 4.63%, 12/15/28		136	113,405

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electrical Equipment (continued)
Regal Rexnord Corp.
6.05%, 02/15/26	USD	90	$90,394
6.05%, 04/15/28(g)		590	590,263
6.30%, 02/15/30		200	201,381
6.40%, 04/15/33(g)		205	205,127

			1,609,290

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28		21	18,499
3.25%, 02/15/29		212	186,452
Imola Merger Corp., 4.75%, 05/15/29(b)(g)		510	456,241
Vertiv Group Corp., 4.13%, 11/15/28(b)(g)		920	811,766

			1,472,958

Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		304	298,300
6.25%, 04/01/28(g)		729	699,840
Halliburton Co., 3.80%, 11/15/25(g)		3	2,938
USA Compression Partners LP/USA Compression Finance Corp.(g)
6.88%, 04/01/26		510	495,693
6.88%, 09/01/27		433	413,766
Vallourec SA, 8.50%, 06/30/26(d)	EUR	25	26,977
Weatherford International Ltd.(b)
11.00%, 12/01/24	USD	7	7,182
6.50%, 09/15/28		215	215,368
8.63%, 04/30/30(g)		314	321,241

			2,481,305

Environmental, Maintenance & Security Service — 0.8%
Clean Harbors, Inc.(b)
4.88%, 07/15/27(g)		250	241,127
5.13%, 07/15/29(g)		129	122,892
6.38%, 02/01/31		108	110,188
Covanta Holding Corp.
4.88%, 12/01/29(b)		142	126,343
5.00%, 09/01/30		70	60,214
GFL Environmental, Inc.(b)
4.25%, 06/01/25		103	100,500
3.75%, 08/01/25		312	299,832
5.13%, 12/15/26(g)		243	237,597
4.00%, 08/01/28(g)		431	391,594
3.50%, 09/01/28		160	144,800
4.75%, 06/15/29(g)		378	353,090
4.38%, 08/15/29(g)		317	283,778
Republic Services, Inc., 3.38%, 11/15/27(g)		750	715,893
Tervita Corp., 11.00%, 12/01/25(b)		114	122,265
Waste Pro USA, Inc., 5.50%, 02/15/26(b)(g)		757	696,184

			4,006,297

Financial Services — 2.0%
ABRA Global Finance, 11.50%, 03/02/28(l)		185	144,169
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)(g)		403	316,355
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	192,750
Bank of America Corp., (1 day SOFR + 1.99%), 6.20%, 11/10/28(a)(g)		346	361,702
Barclays PLC, 5.20%, 05/12/26(g)		200	191,438

Security		Par (000)	Value

Financial Services (continued)
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/27(b)(g)	USD	588	$599,657
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(g)(k)		1,500	1,121,040
Deutsche Bank AG/New York, (1 day SOFR + 3.18%), 6.72%, 01/18/29(a)(g)		1,100	1,092,312
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(l)		232	208,184
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(a)(g)(k)		730	668,492
Home Point Capital, Inc., 5.00%, 02/01/26(b)		194	145,559
HSBC Holdings PLC(g)
4.38%, 11/23/26		395	376,793
(5 year USD ICE Swap + 4.37%), 6.38%(a)(k)		500	459,477
(1 day SOFR + 3.35%), 7.39%, 11/03/28(a)		265	282,048
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		200	159,734
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		325	275,142
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		43	37,831
4.25%, 02/01/27		170	134,300
4.75%, 06/15/29		67	48,430
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(g)(k)		450	407,429
MGIC Investment Corp., 5.25%, 08/15/28(g)		167	158,733
Morgan Stanley
4.00%, 07/23/25(g)		965	944,580
(5 year CMT + 2.43%), 5.95%, 01/19/38(a)		100	99,442
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		147	133,403
5.13%, 12/15/30		104	79,916
5.75%, 11/15/31		114	88,426
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(b)(g)		755	675,725
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		141	122,370
5.50%, 07/15/30		154	135,505

			9,660,942

Food Products — 0.6%
Aramark International Finance SARL, 3.13%, 04/01/25(d)	EUR	138	144,753
Aramark Services, Inc.(b)(g)
5.00%, 04/01/25	USD	495	487,127
6.38%, 05/01/25		188	189,384
5.00%, 02/01/28		436	412,659
BRF SA, 4.88%, 01/24/30(d)		200	164,600
Chobani LLC/Chobani Finance Corp., Inc.(b)(g)
7.50%, 04/15/25		857	835,593
4.63%, 11/15/28		608	554,040
Darling Global Finance BV, 3.63%, 05/15/26(d)	EUR	120	126,131
Pilgrim’s Pride Corp., 3.50%, 03/01/32	USD	39	31,738
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		129	104,829

			3,050,854

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		91	79,511

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ground Transportation — 0.7%
Danaos Corp., 8.50%, 03/01/28(b)	USD	100	$97,121
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(g)		1,398	1,333,298
Union Pacific Corp., 3.20%, 05/20/41(g)		600	482,941
United Rentals North America, Inc., 6.00%, 12/15/29(b)(g)		1,689	1,712,257

			3,625,617

Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	100	104,089
4.63%, 07/15/28(b)(g)	USD	665	630,087
3.88%, 11/01/29(b)		209	187,055
Embecta Corp., 6.75%, 02/15/30(b)		75	68,250
Garden Spinco Corp., 8.63%, 07/20/30(b)		199	212,617

			1,202,098

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		115	111,406
AdaptHealth LLC(b)
6.13%, 08/01/28		73	67,025
5.13%, 03/01/30		26	22,056
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		324	272,160
Cano Health LLC, 6.25%, 10/01/28(b)		78	42,705
CHS/Community Health Systems, Inc.(b)(g)
5.63%, 03/15/27		185	162,408
6.00%, 01/15/29		525	444,087
5.25%, 05/15/30		493	386,734
4.75%, 02/15/31		242	178,661
Elevance Health, Inc., 3.65%, 12/01/27(g)		1,000	966,335
Encompass Health Corp.
4.50%, 02/01/28		15	13,981
4.75%, 02/01/30(g)		434	394,591
4.63%, 04/01/31		211	184,318
HCA, Inc., 5.50%, 06/15/47(g)		650	610,148
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		320	303,667
4.38%, 02/15/27		253	206,920
Medline Borrower LP(b)(g)
3.88%, 04/01/29		581	504,017
5.25%, 10/01/29		1,058	917,934
ModivCare, Inc., 5.88%, 11/15/25(b)		137	131,349
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		46	42,793
3.88%, 11/15/30		80	69,801
3.88%, 05/15/32(g)		141	118,497
Surgery Center Holdings, Inc.(b)(g)
6.75%, 07/01/25		305	301,729
10.00%, 04/15/27		621	633,175
Teleflex, Inc.
4.63%, 11/15/27		80	78,142
4.25%, 06/01/28(b)(g)		331	314,753
Tenet Healthcare Corp.
4.63%, 07/15/24(g)		204	201,230
4.63%, 09/01/24(g)		367	360,527
4.88%, 01/01/26(g)		1,077	1,055,848
6.25%, 02/01/27		179	176,027
5.13%, 11/01/27(g)		216	207,371
4.63%, 06/15/28		81	74,711
6.13%, 10/01/28		183	175,391
4.25%, 06/01/29		48	43,426

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.13%, 06/15/30(b)(g)	USD	353	$348,235
UnitedHealth Group, Inc., 3.75%, 07/15/25(g)		1,470	1,452,061

			11,574,219

Health Care Technology(b) — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30(g)		1,489	1,207,370
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(g)		365	356,439
3.13%, 02/15/29		157	138,020
3.50%, 04/01/30(g)		349	306,711
Charles River Laboratories International, Inc.
4.25%, 05/01/28		159	148,806
4.00%, 03/15/31		42	36,750
IQVIA, Inc.(g)
5.00%, 10/15/26		463	452,582
5.00%, 05/15/27		437	429,392

			3,076,070

Hotels, Restaurants & Leisure — 3.1%
Accor SA, 0.70%, 12/07/27(d)	EUR	32	15,379
Boyd Gaming Corp.
4.75%, 12/01/27	USD	133	127,560
4.75%, 06/15/31(b)(g)		333	302,431
Boyne USA, Inc., 4.75%, 05/15/29(b)(g)		344	307,114
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
5.75%, 04/15/25		207	207,755
3.88%, 01/15/28(g)		208	193,440
4.38%, 01/15/28(g)		134	123,702
4.00%, 10/15/30		103	88,323
Caesars Entertainment, Inc.(b)(g)
6.25%, 07/01/25		1,189	1,189,056
8.13%, 07/01/27		1,508	1,538,160
4.63%, 10/15/29		624	545,688
7.00%, 02/15/30		1,527	1,553,723
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(g)		478	478,102
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)(g)		691	667,396
Champion Path Holdings Ltd., 4.50%, 01/27/26(d)		232	203,290
Churchill Downs, Inc.(b)
5.50%, 04/01/27(g)		695	680,464
4.75%, 01/15/28		137	128,290
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29(g)		483	423,929
6.75%, 01/15/30		68	55,946
Fortune Star BVI Ltd., 6.75%, 07/02/23(d)		200	194,500
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)		145	144,728
5.75%, 05/01/28(b)		200	200,000
3.75%, 05/01/29(b)		146	130,670
4.88%, 01/15/30(g)		554	530,655
4.00%, 05/01/31(b)		189	165,507
3.63%, 02/15/32(b)		15	12,656
McDonald’s Corp., 3.70%, 01/30/26(g)		405	398,048
Melco Resorts Finance Ltd.
5.25%, 04/26/26(d)		250	225,000
5.38%, 12/04/29(b)		400	327,000
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)(g)		600	569,085

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd., 5.88%, 05/15/26(d)	USD	250	$235,281
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		235	204,293
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		116	85,621
5.88%, 09/01/31		116	83,387
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		177	164,610
Scientific Games International, Inc.(b)
8.63%, 07/01/25		203	207,821
7.00%, 05/15/28(g)		174	172,260
7.25%, 11/15/29		51	51,098
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		269	271,780
Station Casinos LLC, 4.63%, 12/01/31(b)		277	233,927
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(d)	GBP	100	114,801
Vail Resorts, Inc., 6.25%, 05/15/25(b)	USD	154	154,360
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		158	145,555
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(g)		192	181,440
Wynn Macau Ltd., 5.50%, 01/15/26(d)		347	319,240
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)(g)
5.13%, 10/01/29		740	672,186
7.13%, 02/15/31		281	285,038

			15,310,295

Household Durables — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		100	81,000
4.63%, 04/01/30		145	119,389
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		208	159,120
4.88%, 02/15/30(g)		364	274,511
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		253	216,947
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		219	214,620
Mattamy Group Corp., 4.63%, 03/01/30(b)(g)		199	173,086
Meritage Homes Corp., 5.13%, 06/06/27		50	48,625
NCR Corp.(b)
5.75%, 09/01/27		220	216,201
5.00%, 10/01/28		110	96,686
5.13%, 04/15/29(g)		145	125,462
6.13%, 09/01/29		92	90,742
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(g)		330	202,950
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		255	250,163
5.13%, 08/01/30		54	49,846
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		204	179,475
3.88%, 10/15/31		97	80,995
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/24		11	10,945
Tri Pointe Homes, Inc., 5.25%, 06/01/27		15	14,250

			2,605,013

Security		Par (000)	Value

Household Products — 0.0%
Berkline Benchcraft LLC, 0.00%, 05/03/12(a)(c)(e)(j)	USD	200	$—
Central Garden & Pet Co.
5.13%, 02/01/28		15	14,438
4.13%, 10/15/30		194	171,418

			185,856

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(b)
5.25%, 06/01/26		221	215,453
5.13%, 03/15/28(g)		1,060	970,505
4.63%, 02/01/29		106	91,512
5.00%, 02/01/31		43	36,400
Clearway Energy Operating LLC(b)
4.75%, 03/15/28(g)		336	320,880
3.75%, 01/15/32		262	217,743
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	187,912
NRG Energy, Inc.
6.63%, 01/15/27(g)		720	718,445
5.75%, 01/15/28		63	61,783
5.25%, 06/15/29(b)		98	90,980
3.88%, 02/15/32(b)		10	8,000
7.00%, 03/15/33(b)		205	212,364
TerraForm Power Operating LLC(b)
5.00%, 01/31/28		96	91,204
4.75%, 01/15/30		186	166,783
TransAlta Corp., 7.75%, 11/15/29		109	114,546

			3,504,510

Insurance — 2.7%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		231	190,880
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(g)
4.25%, 10/15/27		1,317	1,179,624
6.75%, 10/15/27		2,364	2,192,610
6.75%, 04/15/28		601	594,239
5.88%, 11/01/29		1,182	996,772
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(g)		360	348,861
AmWINS Group, Inc., 4.88%, 06/30/29(b)		285	252,225
Aon Global Ltd., 3.88%, 12/15/25(g)		1,115	1,087,515
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)(g)		330	314,917
HUB International Ltd.(b)
7.00%, 05/01/26(g)		1,280	1,257,994
5.63%, 12/01/29		53	46,178
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		275	285,029
10.50%, 12/15/30(b)		268	269,932
Marsh & McLennan Cos., Inc., 3.75%, 03/14/26(g)		750	733,618
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		183	160,011
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)(g)		3,500	3,377,500

			13,287,905

Interactive Media & Services — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		110	91,933
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)(g)		400	276,020
iliad SA(d)
5.38%, 06/14/27	EUR	100	107,577

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
iliad SA(d) (continued)
5.63%, 02/15/30	EUR	100	$105,197
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27	USD	264	225,542
6.00%, 02/15/28		51	37,734

			844,003

Internet Software & Services — 1.0%
Booking Holdings, Inc., 0.75%, 05/01/25(g)(h)		49	73,373
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
5.25%, 12/01/27		303	294,854
3.50%, 03/01/29		204	176,384
Match Group Holdings II LLC(b)
4.63%, 06/01/28		157	145,809
5.63%, 02/15/29		177	166,423
4.13%, 08/01/30		198	170,478
3.63%, 10/01/31(g)		153	124,508
Uber Technologies, Inc.
7.50%, 05/15/25(b)(g)		667	675,553
0.00%, 12/15/25(g)(h)(i)		916	805,879
8.00%, 11/01/26(b)		419	429,571
7.50%, 09/15/27(b)(g)		622	641,350
6.25%, 01/15/28(b)(g)		402	400,995
4.50%, 08/15/29(b)(g)		972	885,735

			4,990,912

IT Services — 0.9%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		150	124,221
CA Magnum Holdings, 5.38%, 10/31/26(b)(g)		382	337,115
Camelot Finance SA, 4.50%, 11/01/26(b)(g)		624	589,680
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(g)		615	532,511
Fair Isaac Corp., 4.00%, 06/15/28(b)(g)		366	339,465
Gartner, Inc.(b)
4.50%, 07/01/28		23	21,832
3.63%, 06/15/29		57	50,861
KBR, Inc., 4.75%, 09/30/28(b)		206	184,084
La Financiere Atalian SASU, 5.13%, 05/15/25(d)	EUR	100	72,924
McAfee Corp., 7.38%, 02/15/30(b)(g)	USD	786	659,057
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		47	44,915
Science Applications International Corp., 4.88%, 04/01/28(b)(g)		289	269,093
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		163	161,613
Twilio, Inc.
3.63%, 03/15/29		142	122,475
3.88%, 03/15/31(g)		319	270,678
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(g)		692	599,082

			4,379,606

Leisure Products — 0.1%
Mattel, Inc.
6.20%, 10/01/40		219	197,238
5.45%, 11/01/41		278	234,077

			431,315

Machinery — 0.9%
ATS Corp., 4.13%, 12/15/28(b)		108	95,786
Chart Industries, Inc.(b)
7.50%, 01/01/30(g)		623	643,696
9.50%, 01/01/31		92	97,060

Security		Par (000)	Value

Machinery (continued)
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(l)	USD	240	$202,800
Madison IAQ LLC, 5.88%, 06/30/29(b)(g)		696	537,660
OT Merger Corp., 7.88%, 10/15/29(b)		115	67,854
Terex Corp., 5.00%, 05/15/29(b)(g)		333	309,860
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)(g)		852	713,550
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)(g)		400	345,696
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	205	200,646
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(g)	USD	1,433	1,352,895

			4,567,503

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30(g)		178	166,595

Media — 7.6%
Altice Financing SA
3.00%, 01/15/28(d)	EUR	100	86,343
5.00%, 01/15/28(b)(g)	USD	378	307,390
5.75%, 08/15/29(b)(g)		1,324	1,052,580
AMC Networks, Inc.
4.75%, 08/01/25		189	167,613
4.25%, 02/15/29		123	75,622
Block Communications, Inc., 4.88%, 03/01/28(b)		92	79,496
Cable One, Inc.
0.00%, 03/15/26(h)(i)		88	69,432
1.13%, 03/15/28(h)		620	453,220
4.00%, 11/15/30(b)(g)		298	242,563
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)(g)		565	533,925
6.38%, 09/01/29(b)(g)		734	700,970
4.75%, 03/01/30(b)(g)		287	248,655
4.25%, 02/01/31(b)(g)		764	624,692
7.38%, 03/01/31(b)(g)		304	299,250
4.75%, 02/01/32(b)(g)		433	363,656
4.50%, 05/01/32(g)		211	172,560
4.50%, 06/01/33(b)		260	209,313
4.25%, 01/15/34(b)(g)		921	720,333
Charter Communications Operating LLC/Charter Communications Operating Capital(g)
4.91%, 07/23/25		2,425	2,400,800
5.38%, 05/01/47		425	350,646
Clear Channel International BV, 6.63%, 08/01/25(b)(g)		384	373,664
Clear Channel Outdoor Holdings, Inc.(b)(g)
5.13%, 08/15/27		1,711	1,535,622
7.75%, 04/15/28		956	717,000
7.50%, 06/01/29		829	589,170
CMG Media Corp., 8.88%, 12/15/27(b)(g)		498	376,488
Comcast Corp., 3.95%, 10/15/25(g)		3,000	2,966,198
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)(g)		1,866	1,754,040
CSC Holdings LLC
5.25%, 06/01/24(g)		164	158,260
5.50%, 04/15/27(b)		200	168,420
6.50%, 02/01/29(b)(g)		865	718,393
4.13%, 12/01/30(b)(g)		899	645,653
3.38%, 02/15/31(b)(g)		257	177,754
4.50%, 11/15/31(b)(g)		875	630,884
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)(g)		459	415,716
Discovery Communications LLC, 3.45%, 03/15/25(g)		170	163,253

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
DISH DBS Corp.(g)
7.75%, 07/01/26	USD	601	$396,660
5.25%, 12/01/26(b)		1,323	1,055,615
5.75%, 12/01/28(b)		578	431,333
DISH Network Corp., 11.75%, 11/15/27(b)(g)		179	173,630
Frontier Communications Holdings LLC(b)(g)
5.88%, 10/15/27		267	242,730
5.00%, 05/01/28		668	579,664
8.75%, 05/15/30		1,028	1,023,898
GCI LLC, 4.75%, 10/15/28(b)		107	92,312
Iliad Holding SASU(b)(g)
6.50%, 10/15/26		1,423	1,356,147
7.00%, 10/15/28		743	704,951
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(g)		200	192,480
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)(g)		360	340,020
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(l)		389	93,131
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)(g)		232	152,540
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		31	30,380
5.63%, 03/15/26		16	15,480
6.50%, 05/15/27(g)		1,582	1,598,997
4.75%, 10/15/27(g)		288	266,400
3.75%, 01/15/28		196	175,420
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		177	160,185
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(d)(g)(k)		300	283,556
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(g)		558	502,663
4.25%, 01/15/29(g)		230	190,900
4.63%, 03/15/30		81	67,551
Radiate Holdco LLC/Radiate Finance, Inc.(b)(g)
4.50%, 09/15/26		995	778,587
6.50%, 09/15/28		1,708	700,280
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	186,350
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)(g)		495	399,094
Sirius XM Radio, Inc.(b)(g)
3.13%, 09/01/26		491	442,882
5.00%, 08/01/27		812	760,203
4.00%, 07/15/28		244	209,581
Stagwell Global LLC, 5.63%, 08/15/29(b)		101	88,571
Summer BC Holdco B SARL, 5.75%, 10/31/26(d)	EUR	100	94,351
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(d)(l)		113	94,401
TEGNA, Inc., 4.75%, 03/15/26(b)	USD	45	42,687
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		200	184,000
Univision Communications, Inc.(b)
5.13%, 02/15/25		133	130,630
6.63%, 06/01/27		234	221,879
7.38%, 06/30/30(g)		209	197,597
UPC Broadband Finco BV, 4.88%, 07/15/31(b)(g)		449	388,264
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)(g)		754	670,118
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	86,280

Security		Par (000)	Value

Media (continued)
Warnermedia Holdings, Inc., 6.41%, 03/15/26	USD	90	$90,454
Ziggo Bond Co. BV(b)(g)
6.00%, 01/15/27		199	183,599
5.13%, 02/28/30		225	180,912
Ziggo BV, 4.88%, 01/15/30(b)(g)		200	170,500

			36,977,437

Metals & Mining — 1.8%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(d)		250	248,125
Arconic Corp.(b)
6.00%, 05/15/25		83	83,000
6.13%, 02/15/28(g)		378	371,841
ATI, Inc.
5.88%, 12/01/27		171	167,050
4.88%, 10/01/29		101	91,915
5.13%, 10/01/31		273	248,430
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(g)		1,143	1,134,267
Carpenter Technology Corp.
6.38%, 07/15/28		81	79,008
7.63%, 03/15/30(g)		326	337,196
Commercial Metals Co.
4.13%, 01/15/30		31	27,362
4.38%, 03/15/32		37	31,828
Constellium SE
4.25%, 02/15/26(d)	EUR	100	105,223
5.88%, 02/15/26(b)(g)	USD	588	588,647
5.63%, 06/15/28(b)(g)		500	472,013
3.75%, 04/15/29(b)(g)		756	654,855
JSW Steel Ltd., 5.95%, 04/18/24(d)		200	196,500
Kaiser Aluminum Corp.(b)(g)
4.63%, 03/01/28		163	145,074
4.50%, 06/01/31		347	284,960
New Gold, Inc., 7.50%, 07/15/27(b)(g)		545	524,601
Novelis Corp.(b)(g)
3.25%, 11/15/26		809	739,317
4.75%, 01/30/30		951	873,774
3.88%, 08/15/31		1,030	867,507
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	200	188,580
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	USD	122	108,935
Stillwater Mining Co., 4.00%, 11/16/26(d)		200	178,500
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(d)		200	160,163

			8,908,671

Offshore Drilling & Other Services — 0.5%
Applied Materials, Inc., 3.90%, 10/01/25(g)		285	281,221
Entegris Escrow Corp., 4.75%, 04/15/29(b)(g)		1,872	1,769,794
Entegris, Inc.(b)
4.38%, 04/15/28		246	222,243
3.63%, 05/01/29		158	136,379

			2,409,637

Oil, Gas & Consumable Fuels — 9.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)(g)		728	714,328
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		298	291,152
5.75%, 01/15/28		59	56,640

11

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b) (continued)
5.38%, 06/15/29	USD	206	$193,875
Apache Corp.
4.25%, 01/15/30(g)		177	161,513
5.10%, 09/01/40(g)		269	227,978
5.35%, 07/01/49		137	105,879
Arcosa, Inc., 4.38%, 04/15/29(b)(g)		374	332,621
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27(g)		580	704,559
5.88%, 06/30/29		210	185,325
Buckeye Partners LP
4.13%, 03/01/25(b)		262	247,830
5.85%, 11/15/43		145	109,488
5.60%, 10/15/44		86	60,900
Callon Petroleum Co.
8.25%, 07/15/25		44	43,692
6.38%, 07/01/26		162	153,900
8.00%, 08/01/28(b)(g)		1,085	1,074,909
7.50%, 06/15/30(b)(g)		599	563,060
Cellnex Finance Co. SA, 1.25%, 01/15/29(d)	EUR	100	88,705
Cheniere Energy Partners LP(g)
4.50%, 10/01/29	USD	716	665,172
4.00%, 03/01/31		619	550,873
3.25%, 01/31/32		639	527,891
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		41	39,027
6.75%, 04/15/29(g)		459	455,677
Civitas Resources, Inc., 5.00%, 10/15/26(b)		88	82,721
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		96	82,560
CNX Resources Corp.(b)
6.00%, 01/15/29		66	61,710
7.38%, 01/15/31(g)		189	186,165
Comstock Resources, Inc.(b)(g)
6.75%, 03/01/29		647	592,031
5.88%, 01/15/30		469	402,940
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(g)		1,617	1,453,440
Crescent Energy Finance LLC(b)(g)
7.25%, 05/01/26		708	665,520
9.25%, 02/15/28		254	243,522
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		52	50,097
6.00%, 02/01/29		277	263,701
8.00%, 04/01/29		45	45,900
7.38%, 02/01/31		96	96,000
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25(g)		685	671,340
5.00%, 05/01/29		44	40,991
DCP Midstream Operating LP(b)
6.45%, 11/03/36		162	168,017
6.75%, 09/15/37(g)		295	319,995
Diamondback Energy, Inc., 6.25%, 03/15/33(g)		602	636,180
DT Midstream, Inc.(b)(g)
4.13%, 06/15/29		328	287,558
4.38%, 06/15/31		418	364,157
Dycom Industries, Inc., 4.50%, 04/15/29(b)		119	107,398

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)(g)	USD	272	$263,929
Ecopetrol SA
8.88%, 01/13/33		122	123,068
5.88%, 05/28/45		78	53,430
eG Global Finance PLC(b)(g)
6.75%, 02/07/25		396	366,514
8.50%, 10/30/25		252	235,877
Enbridge, Inc., (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(a)(g)		1,565	1,423,209
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)(g)		386	383,105
Energy Transfer LP(g)
3.90%, 07/15/26		235	226,005
3.75%, 05/15/30		810	747,477
Series H, (5 year CMT + 5.69%), 6.50%(a)(k)		456	401,280
EnLink Midstream LLC
5.63%, 01/15/28(b)(g)		348	341,040
5.38%, 06/01/29		272	261,800
6.50%, 09/01/30(b)		231	233,590
EnLink Midstream Partners LP
4.15%, 06/01/25		7	6,790
4.85%, 07/15/26		115	110,688
5.60%, 04/01/44		226	184,454
5.45%, 06/01/47		60	47,819
EQM Midstream Partners LP
6.00%, 07/01/25(b)		128	126,540
4.13%, 12/01/26		100	90,814
6.50%, 07/01/27(b)(g)		364	352,818
4.50%, 01/15/29(b)		21	17,850
7.50%, 06/01/30(b)		84	81,375
4.75%, 01/15/31(b)(g)		506	419,980
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		112	108,489
7.75%, 02/01/28		164	159,009
8.88%, 04/15/30		153	154,913
Gulfport Energy Corp., 8.00%, 05/17/26(b)		37	36,630
Harvest Midstream I LP, 7.50%, 09/01/28(b)		60	59,839
Hess Corp., 4.30%, 04/01/27		50	48,806
Hess Midstream Operations LP, 4.25%, 02/15/30(b)(g)		240	214,344
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		145	137,603
5.75%, 02/01/29		214	196,997
6.00%, 02/01/31		16	14,732
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	188,913
HTA Group Ltd., 7.00%, 12/18/25(b)		200	189,875
IHS Holding Ltd., 6.25%, 11/29/28(b)		200	159,600
Impulsora Pipeline LLC, 6.05%, 12/31/42(c)		1,345	1,209,481
ITT Holdings LLC, 6.50%, 08/01/29(b)(g)		343	289,602
Kinder Morgan, Inc., 4.80%, 02/01/33(g)		517	498,815
Kinetik Holdings LP, 5.88%, 06/15/30(b)(g)		533	513,012
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(d)		58	58,025
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		32	31,115
Matador Resources Co., 5.88%, 09/15/26		436	430,166
Medco Bell Pte. Ltd., 6.38%, 01/30/27(d)		250	226,250
MPLX LP, 4.25%, 12/01/27		185	179,139
Murphy Oil Corp.
5.75%, 08/15/25		14	13,826
5.88%, 12/01/27		56	54,540

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp. (continued)
6.13%, 12/01/42	USD	29	$24,027
Murphy Oil USA, Inc., 4.75%, 09/15/29		146	132,993
Nabors Industries Ltd.(b)
7.25%, 01/15/26		199	189,796
7.50%, 01/15/28(g)		296	273,179
Nabors Industries, Inc.(g)
5.75%, 02/01/25		968	937,750
7.38%, 05/15/27(b)		377	369,226
New Fortress Energy, Inc.(b)(g)
6.75%, 09/15/25		783	753,637
6.50%, 09/30/26		1,366	1,256,720
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(g)		190	183,328
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(g)		227	250,146
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)(g)		1,202	1,192,324
NuStar Logistics LP
6.00%, 06/01/26		163	159,774
6.38%, 10/01/30		25	23,988
Occidental Petroleum Corp.
6.95%, 07/01/24		30	30,378
5.88%, 09/01/25		117	117,909
8.88%, 07/15/30(g)		266	309,395
6.63%, 09/01/30(g)		713	750,910
6.13%, 01/01/31		26	26,975
7.50%, 05/01/31		94	103,673
6.45%, 09/15/36(g)		271	284,938
6.20%, 03/15/40(g)		899	903,855
4.63%, 06/15/45		28	22,428
6.60%, 03/15/46		208	218,688
4.40%, 04/15/46		105	83,213
4.20%, 03/15/48		34	26,350
PDC Energy, Inc.
6.13%, 09/15/24		75	74,625
5.75%, 05/15/26		235	228,761
Permian Resources Operating LLC(b)
5.38%, 01/15/26		52	49,287
7.75%, 02/15/26(g)		613	614,532
6.88%, 04/01/27		177	173,163
5.88%, 07/01/29(g)		392	371,181
Petroleos Mexicanos
6.50%, 03/13/27		130	117,468
8.75%, 06/02/29(g)		130	119,970
5.95%, 01/28/31		158	120,222
6.70%, 02/16/32(g)		97	76,902
Precision Drilling Corp., 6.88%, 01/15/29(b)		12	10,890
Puma International Financing SA, 5.13%, 10/06/24(b)		200	187,000
Range Resources Corp., 4.88%, 05/15/25		14	13,726
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)(g)		196	173,708
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		51	45,433
SM Energy Co.
5.63%, 06/01/25		175	169,679
6.75%, 09/15/26(g)		156	152,983
6.63%, 01/15/27		21	20,174
6.50%, 07/15/28(g)		163	155,544
Southwestern Energy Co.
5.70%, 01/23/25		18	18,009
5.38%, 02/01/29(g)		252	237,510
4.75%, 02/01/32		5	4,415

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27	USD	63	$62,199
5.88%, 03/15/28		124	119,040
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		13	12,994
6.00%, 03/01/27		41	38,810
5.50%, 01/15/28		72	65,834
6.00%, 12/31/30		28	25,024
6.00%, 09/01/31		131	115,839
Tap Rock Resources LLC, 7.00%, 10/01/26(b)(g)		768	672,813
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(g)		280	267,829
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		175	180,087
Transocean, Inc.(b)
7.50%, 01/15/26(g)		235	213,371
11.50%, 01/30/27		206	212,757
8.75%, 02/15/30(g)		972	991,440
Venture Global Calcasieu Pass LLC(b)(g)
3.88%, 08/15/29		870	784,740
4.13%, 08/15/31		770	676,507
3.88%, 11/01/33		1,442	1,211,280
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		159	144,800
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		200	182,538
Western Midstream Operating LP
6.15%, 04/01/33		75	76,017
5.45%, 04/01/44(g)		339	295,615
5.30%, 03/01/48(g)		199	168,615
5.50%, 08/15/48		99	85,256
5.50%, 02/01/50(g)		795	674,557

			45,088,854

Passenger Airlines — 1.3%
Air Canada, 3.88%, 08/15/26(b)(g)		464	421,313
Allegiant Travel Co., 7.25%, 08/15/27(b)		113	112,491
American Airlines, Inc.(b)
11.75%, 07/15/25(g)		925	1,011,987
7.25%, 02/15/28		84	81,690
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		226	222,574
5.75%, 04/20/29(g)		1,135	1,088,545
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		151	124,176
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)(g)		249	236,389
International Consolidated Airlines Group SA, 1.50%, 07/04/27(d)	EUR	100	89,130
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(g)	USD	887	884,542
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		256	257,649
United Airlines Pass-Through Trust(g)
Series 2020-1, Class A, 5.88%, 04/15/29		531	528,836
Series 2020-1, Class B, 4.88%, 07/15/27		36	34,972
United Airlines, Inc.(b)(g)
4.38%, 04/15/26		541	517,582
4.63%, 04/15/29		690	624,106

			6,235,982

Pharmaceuticals — 1.0%
AbbVie, Inc., 4.25%, 11/14/28(g)		1,000	993,950

13

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pharmaceuticals (continued)
Bayer AG, (5 year EUR Swap + 3.75%), 4.50%, 03/25/82(a)(d)	EUR	100	$100,308
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(d)		100	100,638
CVS Health Corp., 3.75%, 04/01/30(g)	USD	1,000	935,494
Gruenenthal GmbH, 4.13%, 05/15/28(d)	EUR	100	98,147
Jazz Securities DAC, 4.38%, 01/15/29(b)(g)	USD	200	184,000
Option Care Health, Inc., 4.38%, 10/31/29(b)		245	216,357
Organon & Co./Organon Foreign Debt Co.-Issuer BV(b)(g)
4.13%, 04/30/28		428	391,239
5.13%, 04/30/31		398	353,282
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)(g)		484	446,446
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	109,498
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	168	151,095
4.75%, 05/09/27(g)		400	372,000
7.88%, 09/15/29		200	208,500
8.13%, 09/15/31		200	209,350

			4,870,304

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		98	90,753

Real Estate Management & Development — 0.5%
Agps Bondco PLC, 2.75%, 11/13/26(d)(e)(j)	EUR	100	41,927
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25(d)(e)(j)	USD	200	41,000
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(d)		200	159,000
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/27(l)		218	50,106
Fantasia Holdings Group Co. Ltd.(d)(e)(j)
11.75%, 04/17/22		400	41,000
11.88%, 06/01/23		200	20,500
9.25%, 07/28/23		200	20,500
9.88%, 10/19/23		200	20,500
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		100	97,406
Howard Hughes Corp.(b)
5.38%, 08/01/28		79	71,938
4.13%, 02/01/29		149	126,193
4.38%, 02/01/31		140	112,700
Jingrui Holdings Ltd., 12.00%, 07/25/22(d)(e)(j)		200	17,091
Modern Land China Co. Ltd.(d)(e)(j)(l)
7.00%, 12/30/23		162	11,721
9.00%, 12/30/27		324	21,216
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		456	341,298
5.25%, 04/15/30		135	98,399
Ronshine China Holdings Ltd., 6.75%, 08/05/24(d)(e)(j)		200	13,500
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(e)(j)		200	2,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(d)		200	160,662
VICI Properties LP, 5.13%, 05/15/32(g)		851	801,761
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(d)(g)		200	194,000

Security	Par (000)		Value

Real Estate Management & Development (continued)
Yuzhou Group Holdings Co. Ltd.(d)(e)(j)
7.70%, 02/20/25	USD	200	$17,500
8.30%, 05/27/25		200	17,500

			2,499,418

Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.(g)
4.11%, 09/15/28		1,594	1,523,127
4.30%, 11/15/32		400	368,537
3.42%, 04/15/33(b)		241	201,647
Marvell Technology, Inc., 2.95%, 04/15/31(g)		233	194,567
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25		33	31,263
QUALCOMM, Inc., 1.65%, 05/20/32(g)		1,779	1,441,599
Sensata Technologies B.V.(b)
5.63%, 11/01/24(g)		229	228,318
5.00%, 10/01/25		324	321,627
4.00%, 04/15/29		168	151,784
5.88%, 09/01/30		237	234,926
Sensata Technologies, Inc.(b)
4.38%, 02/15/30(g)		584	532,117
3.75%, 02/15/31		34	29,750
Synaptics, Inc., 4.00%, 06/15/29(b)(g)		172	148,115

			5,407,377

Software — 2.1%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)(g)		444	439,560
Alteryx, Inc., 8.75%, 03/15/28		228	229,475
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)(g)		386	350,778
Boxer Parent Co., Inc.
6.50%, 10/02/25(d)	EUR	100	107,172
7.13%, 10/02/25(b)(g)	USD	398	396,103
9.13%, 03/01/26(b)(g)		678	657,470
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(g)		517	508,148
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(b)(g)		2,864	2,533,506
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		41	35,782
Elastic NV, 4.13%, 07/15/29(b)(g)		376	321,010
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		200	162,493
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		197	169,170
MicroStrategy, Inc., 6.13%, 06/15/28(b)(g)		451	400,263
Open Text Corp., 6.90%, 12/01/27(b)(g)		871	898,524
Oracle Corp.(g)
6.25%, 11/09/32		1,000	1,075,551
3.60%, 04/01/50		785	556,796
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(g)		1,017	986,794
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(g)		609	458,431

			10,287,026

Specialized REITs — 0.1%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(g)		480	465,600

Specialty Retail(b) — 0.3%
Arko Corp., 5.13%, 11/15/29		181	149,812
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		343	321,991

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Specialty Retail (continued)
PetSmart, Inc./PetSmart Finance Corp. (continued)
7.75%, 02/15/29(g)	USD	587	$576,205
Staples, Inc., 7.50%, 04/15/26		411	360,089

			1,408,097

Technology Hardware, Storage & Peripherals — 0.1%
Coherent Corp., 5.00%, 12/15/29(b)(g)		422	383,049

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.25%, 03/15/29		25	21,928
Hanesbrands, Inc., 9.00%, 02/15/31		283	289,721
Kontoor Brands, Inc., 4.13%, 11/15/29		98	84,102
William Carter Co., 5.63%, 03/15/27		160	155,514

			551,265

Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	194,375
Azzurra Aeroporti SpA, 2.63%, 05/30/27(d)	EUR	100	95,600
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	USD	200	173,918
Heathrow Finance PLC, 4.38%, 09/01/29(d)(m)	GBP	100	102,389
Mexico City Airport Trust, 5.50%, 07/31/47(d)	USD	200	152,760
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(g)		435	422,698

			1,141,740

Utilities — 0.4%
American Water Capital Corp., 4.45%, 06/01/32(g)		900	886,169
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		71	61,682
6.50%, 10/15/28		64	53,075
FEL Energy VI SARL, 5.75%, 12/01/40		185	151,528
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		250	210,672
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)(g)		352	322,025
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		162	157,832
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		19	18,446
5.00%, 07/31/27		10	9,455
4.38%, 05/01/29		140	123,958

			1,994,842

Wireless Telecommunication Services — 1.1%
Altice France SA/France
5.88%, 02/01/27(d)	EUR	100	95,640
8.13%, 02/01/27(b)(g)	USD	507	469,330
5.50%, 01/15/28(b)(g)		381	313,010
5.13%, 01/15/29(b)		200	152,406
5.13%, 07/15/29(b)(g)		702	528,255
5.50%, 10/15/29(b)		572	437,383
Kenbourne Invest SA, 6.88%, 11/26/24(b)		275	206,216
Rogers Communications, Inc., 5.00%, 03/15/44(g)		545	491,516
SBA Communications Corp., 3.13%, 02/01/29(g)		343	298,389
Sprint LLC, 7.63%, 03/01/26(g)		506	535,085
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		54	53,528
3.50%, 02/15/25		108	102,353
4.63%, 06/15/25		120	116,018
4.25%, 12/01/26		104	97,034
4.63%, 12/01/29(g)		414	376,870

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(b) (continued)
4.13%, 08/15/30(g)	USD	378	$333,882
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(d)	GBP	100	101,772
4.50%, 07/15/31(d)		100	98,071
4.75%, 07/15/31(b)(g)	USD	597	511,760

			5,318,518

Total Corporate Bonds — 70.5% (Cost: $372,808,334)			345,236,924

Floating Rate Loan Interests(a)

Aerospace & Defense — 1.4%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28		1,238	1,060,472
Term Loan C, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28		252	215,688
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR US + 4.00%), 9.16%, 10/31/26		283	282,614
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		154	150,595
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1 mo. SOFR CME + 3.50%), 8.41%, 04/06/26		596	580,906
2020 Term Loan B1, (1 mo. SOFR CME + 3.50%), 8.41%, 04/06/26		1,108	1,080,600
Peraton Corp.
2nd Lien Term Loan B1, (3 mo. LIBOR US at 0.75% Floor + 7.75%), 12.65%, 02/01/29		455	441,408
Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 02/01/28		1,848	1,821,471
TransDigm, Inc., 2023 Term Loan I, (3 mo. SOFR CME + 3.25%), 8.15%, 08/24/28		1,094	1,089,763

			6,723,517

Air Freight & Logistics — 0.2%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.45%, 04/06/28		273	262,841
Kestrel Bidco, Inc., Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.00%), 7.86%, 12/11/26		176	168,936
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 12/15/28		531	445,169

			876,946

Automobile Components — 0.7%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/10/28		216	214,874
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/30/26		2,276	2,258,596
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 02/05/26		1,038	1,016,283

			3,489,753

15

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks — 0.4%
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.00%), 9.84%, 08/02/27	USD	1,175	$1,127,991
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.00%), 9.84%, 10/29/28		606	586,619

			1,714,610

Beverages — 0.5%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFRTE at 0.50% Floor + 6.00%), 11.00%, 01/24/30		861	642,207
Term Loan, (3 mo. SOFRTE at 0.50% Floor + 3.25%), 8.25%, 01/24/29		2,213	1,940,914

			2,583,121

Building Materials — 0.0%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 04/12/28		76	66,439

Building Products — 0.8%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 11/23/27		798	705,588
CPG International LLC, 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.41%, 04/28/29		358	353,124
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 07/28/28		334	322,726
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 6.00%), 10.81%, 03/08/29		393	337,055
Standard Industries, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 7.12%, 09/22/28		668	663,584
Wilsonart LLC, 2021 Term Loan E, (6 mo. LIBOR US at 1.00% Floor + 3.25%), 8.46%, 12/31/26		1,462	1,404,778

			3,786,855

Capital Markets — 1.4%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.50%), 11.31%, 08/02/29		380	339,124
Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 08/02/28		1,498	1,451,253
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.75%), 7.78%, 10/22/27		323	318,142
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.75%), 8.65%, 04/09/27		2,494	2,410,926
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 04/07/28		792	725,337
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.19%, 11/12/27		572	559,986

Security		Par (000)	Value

Capital Markets (continued)
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 06/30/28	USD	624	$612,765
Greenhill & Co., Inc., Term Loan B, (3 mo. LIBOR US + 3.25%), 8.20%, 04/12/24		220	214,830

			6,632,363

Chemicals — 2.2%
Arc Falcon I, Inc.
2021 Delayed Draw Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 10/02/28		76	68,010
2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 09/30/28		586	459,876
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.75%), 9.71%, 08/27/26		1,028	1,008,669
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3 mo. SOFR CME at 0.50% Floor + 3.00%), 7.90%, 12/20/29		556	556,559
CPC Acquisition Corp., Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 12/29/27		251	190,443
Discovery Purchaser Corp., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.375%), 8.96%, 10/04/29		570	538,485
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.81%, 01/31/26		842	838,745
HB Fuller Co., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 02/15/30		150	150,516
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 06/30/27		410	402,820
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3 mo. SOFR CME + 3.50%), 8.41%, 02/18/30		298	296,030
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 9.16%, 07/03/28		396	366,071
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.42%, 10/15/28		891	862,362
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. SOFR CME + 2.50%), 7.66%, 03/02/26		600	597,488
Momentive Performance Materials, Inc., 2023 Term Loan, 03/31/28(c)(n)		975	953,063
OQ Chemicals Corp., 2017 USD Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.00%, 10/14/24		949	920,548
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.50%), 7.33%, 06/09/28		665	658,814
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 8.83%, 03/16/27		429	417,929
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 7.92%, 08/02/28		797	787,242
Starfruit Finco BV, 2018 USD Term Loan B, (3 mo. SOFR CME + 2.75%), 7.53%, 10/01/25		90	89,043
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 09/22/28		449	444,158

			10,606,871

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies — 2.0%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 05/12/28	USD	1,588	$1,505,476
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 8.91%, 02/15/29		326	317,538
Aramark Services, Inc.
2018 Term Loan B3, (1 mo. LIBOR US + 1.75%), 6.59%, 03/11/25		375	373,120
2021 Term Loan B, (1 mo. LIBOR US + 2.50%), 7.34%, 04/06/28		383	381,390
Asurion LLC
2020 Term Loan B8, (1 mo. LIBOR US + 3.25%), 8.09%, 12/23/26		749	693,185
2021 2nd Lien Term Loan B3, (1 mo. LIBOR US + 5.25%), 10.09%, 01/31/28		364	301,756
2021 Second Lien Term Loan B4, (1 mo. LIBOR US + 5.25%), 10.09%, 01/20/29		646	531,012
2023 Term Loan B11, (1 mo. SOFR CME + 4.25%), 9.16%, 08/19/28		470	434,937
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 10/08/28		421	422,042
Covanta Holding Corp.
2021 Term Loan C, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28		36	36,278
2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28		482	479,464
Creative Artists Agency LLC, 2023 Term Loan B, (1 mo. SOFR CME + 3.50%), 8.31%, 11/27/28		735	731,634
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.75%), 8.91%, 05/09/25		170	163,506
GFL Environmental, Inc., 2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.91%, 05/28/27		607	607,066
Packers Holdings LLC, 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.25%), 8.09%, 03/09/28		494	445,765
Prime Security Services Borrower LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.52%, 09/23/26		757	753,307
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR US + 4.00%), 8.84%, 08/27/25		1,258	1,255,132
Viad Corp., Initial Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.00%), 9.92%, 07/30/28		550	524,021

			9,956,629

Communications Equipment — 0.2%
Ciena Corp., 2023 Term Loan B, (1 mo. SOFR CME + 2.50%), 7.19%, 01/18/30		113	112,789
ViaSat, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.42%, 03/02/29		789	764,274

			877,063

Security		Par (000)	Value

Construction & Engineering — 0.8%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.25%), 9.13%, 06/21/24	USD	1,311	$1,219,633
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR US + 3.00%), 7.85%, 01/21/28		424	420,373
SRS Distribution, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 06/02/28		1,815	1,749,142
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 05/12/28		705	680,947

			4,070,095

Construction Materials — 0.7%
Core & Main LP, 2021 Term Loan B, (3 mo. LIBOR US + 2.50%), 7.34%, 07/27/28(c)		1,805	1,791,594
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/29/25		1,107	1,102,611
Oscar AcquisitionCo. LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 04/29/29		495	475,560
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR US + 3.00%), 7.87%, 06/01/26		148	143,976

			3,513,741

Consumer Finance — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (Defaulted), 0.00%, 05/21/23(c)(e)(j)		24	1,838

Consumer Staples Distribution & Retail — 0.3%
H-Food Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 3.688%), 8.53%, 05/23/25		234	200,069
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 09/13/26		651	647,168
2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 11/22/28		378	376,743

			1,223,980

Containers & Packaging — 0.6%
Charter Next Generation, Inc., 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.67%, 12/01/27		1,628	1,604,843
Mauser Packaging Solutions Holding Co., Term Loan B, (3 mo. SOFR CME + 4.00%), 8.78%, 08/14/26		507	502,112
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. SOFR CME + 3.75%), 8.67%, 07/31/26		135	131,480
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.42%, 08/18/27		575	441,659
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 09/15/28		515	496,588

			3,176,682

Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. SOFR CME + 2.00%), 6.91%, 01/15/27		767	761,620
CNT Holdings I Corp., 2020 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.50%), 8.13%, 11/08/27		768	754,260

17

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Distributors (continued)
Dealer Tire Financial LLC, Term Loan B2, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.31%, 12/14/27	USD	828	$820,749
Go Daddy Operating Co. LLC, 2022 Term Loan B5, (1 mo. SOFR CME + 3.25%), 8.06%, 11/09/29		653	652,141
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 02/12/27(c)		110	78,879

			3,067,649

Diversified Consumer Services — 1.0%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.75%), 10.66%, 12/10/29		299	256,641
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 12/11/28		867	798,283
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.17%, 11/24/28		753	740,517
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR US + 3.75%), 8.59%, 07/11/25		300	297,862
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 6.25%), 11.11%, 12/15/26		634	598,832
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.58%, 10/28/27		672	628,491
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.33%, 01/15/27		1,204	1,194,913
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.50%), 8.40%, 07/20/28		134	132,096

			4,647,635

Diversified REITs — 0.1%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.85%, 05/11/24		722	719,839

Diversified Telecommunication Services — 0.5%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 11/30/27		93	92,017
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.38%, 10/02/27		349	274,343
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.63%, 05/01/28		470	444,875
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.50%), 6.78%, 02/01/29		1	493
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 11/04/26		678	677,068

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.67%, 03/01/27	USD	704	$591,771
Lumen Technologies, Inc., 2020 Term Loan B, (3 mo. SOFR CME + 2.25%), 7.17%, 03/15/27		817	537,027

			2,617,594

Electric Utilities — 0.4%
Constellation Renewables LLC, 2020 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 2.50%), 7.46%, 12/15/27		670	666,127
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 03/31/28		1,662	1,485,197

			2,151,324

Electrical Equipment — 0.4%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.91%, 06/23/28		626	596,315
AZZ, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 9.16%, 05/13/29		109	109,182
Gates Global LLC, 2021 Term Loan B3, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 03/31/27		1,205	1,195,808

			1,901,305

Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.67%, 07/02/29		633	625,565
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 02/12/25(c)		134	133,559

			759,124

Energy Equipment & Services — 0.3%
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 10/05/28		1,483	1,455,272

Entertainment — 0.4%
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.13%, 03/08/30		408	402,900
City Football Group Ltd., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.78%, 07/21/28		933	888,012
Delta 2 Lux SARL, Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 01/15/30		609	609,256

			1,900,168

Environmental, Maintenance & Security Service — 0.4%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 09/07/27		1,047	1,040,420
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 11/02/27		904	833,473

			1,873,893

Financial Services — 2.7%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 9.05%, 02/16/28		206	198,863

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR US + 4.50%), 9.34%, 07/31/26	USD	912	$895,903
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.61%, 02/04/28		766	762,459
Altice France SA/France, 2023 USD Term Loan B14, (2 mo. SOFR CME + 5.50%), 10.17%, 08/15/28(c)		856	812,752
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.62%, 10/22/26		755	747,207
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.50%), 7.34%, 09/01/28		670	660,259
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 7.25%), 12.16%, 12/01/28		186	157,635
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR US + 4.00%), 8.84%, 02/07/25		1,110	1,058,262
Gainwell Acquisition Corp., Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 9.00%, 10/01/27		1,315	1,252,874
KKR Apple Bidco LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 09/23/28		243	240,105
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 12/17/27		391	367,075
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 09/25/26		1,278	1,041,500
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.75%), 8.55%, 02/08/28		97	82,059
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR US + 2.00%), 7.16%, 11/05/28		591	590,409
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR US + 2.50%), 7.33%, 01/23/25		525	518,197
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US + 4.00%), 8.90%, 07/30/25		307	303,829
Veritas U.S., Inc., 2021 USD Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 5.00%), 9.84%, 09/01/25		1,604	1,212,974
VS Buyer LLC, Term Loan B, (1 mo. LIBOR US + 3.00%), 7.70%, 02/28/27		1,238	1,223,164
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 10/19/27		778	767,592
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR US + 2.50%), 7.18%, 04/30/28		510	502,916

			13,396,034

Food Products — 1.7%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/01/25		649	569,522
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR US + 2.50%), 7.34%, 10/10/26		134	129,666
Chobani LLC, 2020 Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.50%), 8.42%, 10/25/27(c)		1,889	1,870,246
Froneri International Ltd., 2020 USD Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 01/29/27		1,987	1,956,498

Security		Par (000)	Value

Food Products (continued)
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 2.25%), 7.08%, 08/03/25	USD	818	$817,259
Nomad Foods U.S. LLC, 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.23%, 11/12/29		426	425,378
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.09%, 02/05/26		230	228,864
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.33%, 06/08/28(c)		1,097	1,085,627
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.92%, 01/20/28		1,380	1,371,639

			8,454,699

Gas Utilities — 0.4%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.31%, 12/21/28		1,781	1,721,300

Ground Transportation — 0.3%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 08/06/27		287	280,827
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 5.50%), 10.43%, 08/04/25		368	336,686
Uber Technologies, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 2.75%), 7.87%, 02/28/30		818	815,652

			1,433,165

Health Care Equipment & Supplies — 0.8%
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 11/01/28		1,233	1,213,586
Insulet Corp., Term Loan B, (1 mo. SOFR CME + 3.25%), 8.17%, 05/04/28		283	282,165
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 10/23/28		2,610	2,541,856

			4,037,607

Health Care Providers & Services — 0.9%
CHG Healthcare Services, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 09/29/28		463	457,959
Envision Healthcare Corp.
2022 First Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.875%), 12.92%, 03/31/27		91	75,896
2022 Second Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 4.25%), 9.15%, 03/31/27		607	144,269
EyeCare Partners LLC
2020 Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 02/18/27		852	691,415
2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.75%), 11.59%, 11/15/29		176	132,843
2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 11/15/28		194	156,858
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR US + 4.50%), 9.66%, 03/05/26		438	391,086
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.25%), 9.15%, 09/01/28		385	312,108
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 02/14/25		21	19,773

19

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 12/11/26	USD	775	$745,188
Surgery Center Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.46%, 08/31/26		280	277,419
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.11%, 05/16/29		126	125,778
WCG Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.00%), 8.95%, 01/08/27		671	631,537

			4,162,129

Health Care Services — 0.2%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 07/24/26		805	749,748
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 7.00%), 11.99%, 11/01/29		247	223,535

			973,283

Health Care Technology — 0.8%
AthenaHealth Group, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.26%, 02/15/29		1,598	1,493,712
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 10/10/25		308	305,680
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 06/02/28		1,895	1,723,771
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 07/24/26		268	250,362

			3,773,525

Hotels, Restaurants & Leisure — 3.8%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.75%), 8.59%, 02/02/26		527	501,759
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.25%, 05/24/29		46	45,529
Bally’s Corp., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.96%, 10/02/28		298	283,928
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 11/19/26		1,372	1,357,094
Caesars Entertainment, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 02/06/30		591	587,223
Carnival Corp., USD Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.00%), 7.84%, 06/30/25		1,096	1,079,519
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.85%, 03/17/28		483	479,719
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 3.00%), 8.16%, 03/08/24		2,190	1,978,621
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.81%, 01/27/29		2,174	2,136,418

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Flutter Financing B.V., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.41%, 07/22/28	USD	621	$620,073
Four Seasons Hotels Ltd., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 11/30/29		1,360	1,358,564
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. SOFR CME + 1.75%), 6.64%, 06/22/26		1,057	1,055,597
IRB Holding Corp., 2022 Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.00%), 7.91%, 12/15/27		1,410	1,384,155
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.66%, 05/03/29		614	611,555
Playa Resorts Holding B.V., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 8.99%, 01/05/29		225	223,814
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 03/13/28		717	711,526
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.96%, 04/14/29		613	607,083
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.88%, 08/25/28		304	302,707
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 07/21/26		559	557,460
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR US at 0.25% Floor + 2.25%), 7.10%, 02/08/27		1,025	1,015,520
Travelport Finance Luxembourg SARL
2020 Super Priority Term Loan, 02/28/25(n)		10	10,174
2021 Consented Term Loan, (3 mo. LIBOR US + 6.75%), 10.16%, 05/29/26		489	282,842
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/03/28		1,244	1,228,987
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 05/30/25		199	198,963

			18,618,830

Household Durables — 0.8%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.25%), 9.41%, 05/17/28		691	546,545
Hunter Douglas, Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 8.37%, 02/26/29		1,402	1,254,908
Reynolds Consumer Products LLC, Term Loan, (1 mo. SOFR CME + 1.75%), 6.66%, 02/04/27		137	136,128
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (3 mo. LIBOR US + 7.50%), 12.37%, 08/10/23		185	181,415
2020 Super Priority Second Out Term Loan, (3 mo. LIBOR US at 1.00% Floor + 7.50%), 12.37%, 08/10/23		249	140,803

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.66%, 12/08/28(c)	USD	205	$186,980
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.75%, 10/06/28		450	377,192
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 10/30/27		1,414	1,211,084

			4,035,055

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.00%), 6.96%, 03/03/28		458	453,143

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 01/15/25		871	869,444
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR US + 2.00%), 6.84%, 08/12/26		284	281,257

			1,150,701

Industrial Conglomerates — 1.0%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR US at 1.00% Floor + 3.50%), 8.31%, 03/03/25		651	625,241
2020 Term Loan B3, (3 mo. LIBOR US + 15.00%), 15.00%, 10/15/26		363	369,234
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 09/29/28		1,365	1,358,671
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 07/28/28		260	202,831
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		1,407	1,368,768
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.42%, 03/02/27		1,226	1,201,920

			5,126,665

Insurance — 2.5%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.28%, 11/06/27		2,453	2,421,294
2023 Term Loan B5, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.35%, 11/05/27		1,293	1,275,752
AmWINS Group, Inc.
2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 2.25%), 7.11%, 02/19/28		1,112	1,096,985
2023 Incremental Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 2.75%), 7.66%, 02/19/28		224	223,035
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27		1,086	1,073,921
2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 02/12/27		282	278,079
Hub International Ltd.
2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 7.82%, 04/25/25		346	344,515

Security		Par (000)	Value

Insurance (continued)
Hub International Ltd. (continued)
2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.25%), 8.06%, 04/25/25	USD	1,418	$1,413,082
2022 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 8.73%, 11/10/29		305	303,977
NFP Corp., 2020 Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 02/15/27		112	109,293
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.00%), 7.91%, 09/01/27		648	645,917
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 02/17/28		1,771	1,746,652
USI, Inc.
2019 Incremental Term Loan B, (3 mo. LIBOR US + 3.25%), 8.41%, 12/02/26		82	82,035
2022 Incremental Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.65%, 11/22/29		1,091	1,085,246

			12,099,783

Interactive Media & Services — 0.7%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.91%, 06/26/28		750	742,820
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.00%), 7.84%, 10/30/26		1,141	1,138,368
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR US + 2.00%), 6.84%, 08/10/27		821	817,367
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.35%, 01/29/26		488	484,615

			3,183,170

IT Services — 2.2%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 11/24/27		334	325,292
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/02/25		748	737,827
Camelot Finance SA, Term Loan B, (1 mo. LIBOR US + 3.00%), 7.84%, 10/30/26		1,000	997,062
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 09/21/28		725	717,729
CoreLogic, Inc., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 06/02/28		2,001	1,701,842
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 04/28/28		945	937,933
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 12/01/27		1,554	1,528,196
PUG LLC, USD Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27		1,675	1,207,287
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR US + 1.75%), 6.59%, 11/16/26		750	743,485
2021 Term Loan B6, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 12/01/28		1,343	1,372,054

21

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Venga Finance SARL, 2021 USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.70%, 06/28/29	USD	262	$248,968
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR US + 2.25%), 7.09%, 03/31/28		428	424,782

			10,942,457

Leisure Products — 0.2%
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.84%, 12/01/28(c)		297	269,059
Peloton Interactive, Inc., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 6.50%), 11.76%, 05/25/27		309	307,587
Topgolf Callaway Brands Corp., Term Loan B, (3 mo. SOFR CME + 3.50%), 8.26%, 03/15/30		530	526,110

			1,102,756

Life Sciences Tools & Services — 1.3%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 11/08/27		1,197	1,194,755
Curia Global, Inc., 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.53%, 08/30/26		93	79,156
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.34%, 02/04/27		1,543	1,454,881
ICON Luxembourg SARL, LUX Term Loan, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.41%, 07/03/28		1,085	1,081,508
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 3.00%), 7.63%, 10/19/27		962	955,778
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/15/28		1,506	1,491,341
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.25%), 7.41%, 07/03/28		288	286,508

			6,543,927

Machinery — 1.7%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.07%, 08/17/26		754	732,174
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.50%), 7.50%, 04/20/29		164	163,827
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.94%, 05/14/28		150	149,050
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 10/21/28		492	483,528
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 01/29/29		127	124,278
Gardner Denver, Inc., 2020 USD Term Loan B2, (1 mo. SOFR CME + 1.75%), 6.66%, 03/01/27		602	599,267
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 6.66%, 03/01/27		563	560,651

Security		Par (000)	Value

Machinery (continued)
Madison IAQ LLC, Term Loan, (6 mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28	USD	1,831	$1,739,481
Roper Industrial Products Investment Co., USD Term Loan, (3 mo. SOFR CME + 4.50%), 9.40%, 11/22/29		758	751,231
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.41%, 04/05/29		1,115	1,061,498
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 8.15%, 03/28/25		1,808	1,709,541
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.84%, 10/04/28		440	439,473

			8,513,999

Media — 4.4%
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR US + 2.75%), 7.58%, 07/15/25		435	426,635
USD 2017 1st Lien Term Loan, (3 mo. LIBOR US + 2.75%), 7.58%, 01/31/26		523	512,992
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.00%), 7.68%, 04/22/26		665	483,809
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR US + 2.00%), 6.84%, 05/03/28		405	393,658
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. SOFR CME + 1.75%), 6.56%, 04/30/25		603	601,942
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR US + 3.50%), 8.33%, 08/21/26		1,622	1,507,116
CMG Media Corp., 2021 Term Loan, (3 mo. LIBOR US + 3.50%), 8.66%, 12/17/26		577	508,404
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.50%), 8.35%, 12/11/26		3,078	3,054,725
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR US + 2.25%), 6.93%, 07/17/25		472	449,573
2019 Term Loan B5, (1 mo. LIBOR US + 2.50%), 7.18%, 04/15/27		863	759,923
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR US at 0.75% Floor + 2.75%), 7.67%, 01/07/28		301	286,869
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 3.25%), 8.10%, 12/01/23		369	257,836
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 03/24/25		1,047	1,028,632
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. SOFR CME + 1.75%), 6.61%, 10/17/26(c)		1,070	1,056,638
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 09/13/24		1,536	1,507,371
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 11.06%, 02/23/29		1,005	917,546
Sinclair Television Group, Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 8.66%, 04/21/29(c)		800	725,959
UFC Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.57%, 04/29/26		591	587,147
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR US + 2.925%), 7.61%, 01/31/29		341	333,813

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR US + 3.25%), 7.93%, 01/31/29	USD	917	$905,657
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 4.25%), 9.05%, 05/11/29(c)		428	421,351
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.60%, 05/18/25		1,592	1,576,888
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR US + 2.125%), 6.97%, 01/20/28		1,220	1,204,330
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/09/27		2,342	1,895,966

			21,404,780

Oil, Gas & Consumable Fuels — 0.3%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 9.00%), 13.82%, 11/01/25		330	349,526
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 06/28/24		16	10,649
2020 Take Back Term Loan, (1 mo. LIBOR US + 1.00%, 3.00% PIK), 5.84%, 06/30/25(l)		117	76,839
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.36%, 09/19/29		102	101,415
Medallion Midland Acquisition LLC, 2021 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 10/18/28		894	880,538

			1,418,967

Passenger Airlines — 1.8%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.56%, 04/20/28		1,503	1,523,478
Air Canada, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.37%, 08/11/28		1,169	1,164,616
American Airlines, Inc.
2017 1st Lien Term Loan, (6 mo. LIBOR US + 3.50%), 8.26%, 01/29/27		1,572	1,532,149
2023 Term Loan B, (6 mo. SOFR CME + 2.75%), 8.15%, 02/15/28		1,160	1,131,905
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 5.25%), 10.21%, 06/21/27		1,820	1,886,086
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.57%, 04/21/28		1,664	1,649,479

			8,887,713

Personal Care Products — 0.8%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.91%, 10/01/26		3,917	3,874,977

Pharmaceuticals — 1.5%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR US + 3.50%), 8.38%, 05/04/25		672	637,787
Amynta Agency Borrower, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 5.00%), 9.99%, 02/28/28		410	392,473
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 5.25%), 10.09%, 02/01/27		586	433,743

Security		Par (000)	Value

Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.81%, 02/22/28	USD	1,035	$1,024,392
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.41%, 08/01/27		1,091	1,065,812
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 05/05/28		1,075	1,069,801
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 10/27/28		612	608,858
Organon & Co., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.00%), 8.00%, 06/02/28		825	824,043
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.16%, 11/18/27(c)		1,192	1,145,695

			7,202,604

Professional Services — 0.9%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 8.04%, 01/18/29		303	300,516
Term Loan, (1 mo. LIBOR US + 3.25%), 8.10%, 02/06/26		1,952	1,946,084
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29		309	304,652
2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29		669	660,079
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.75%), 9.56%, 04/29/29		1,083	956,237

			4,167,568

Real Estate Management & Development — 0.5%
Chariot Buyer LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/03/28		1,586	1,521,772
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 08/21/25		452	439,665
2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 01/31/30(c)		637	613,371

			2,574,808

Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments, Inc., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.61%, 08/17/29		757	751,899
Synaptics, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 2.25%), 7.40%, 12/02/28		252	249,167

			1,001,066

Software — 5.0%
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 6.75%), 11.65%, 09/17/27		90	89,843
2022 Extended 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.40%, 09/18/26		94	94,258
Barracuda Networks, Inc., 2022 Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.18%, 08/15/29		332	319,193

23

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.15%, 07/06/29	USD	1,204	$1,198,661
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 6.00%), 10.91%, 10/08/29		457	402,923
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 10/08/28(c)		379	361,195
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 10/16/28		515	473,616
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.08%, 05/28/24		420	377,797
E2open LLC, 2020 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.20%, 02/04/28		112	111,059
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 7.75%), 12.59%, 07/31/28		296	291,992
2020 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 07/30/27		286	280,722
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR US + 2.75%), 7.63%, 10/27/28		1,230	1,218,803
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28(c)		309	306,563
IPS Corp., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.41%, 10/02/28		257	240,023
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.58%, 07/27/28		1,015	833,194
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.25%), 13.08%, 07/27/29		936	692,445
McAfee Corp., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.52%, 03/01/29		1,630	1,527,830
NortonLifeLock, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 6.91%, 09/12/29		707	698,660
Proofpoint, Inc., 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/31/28		1,756	1,713,323
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 04/24/28		3,444	3,335,084
2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.50%), 11.34%, 04/23/29		480	451,800
Renaissance Holding Corp., 2023 Refi Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 04/05/30		142	137,824
Restoration Hardware, Inc., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.50%), 7.34%, 10/20/28		314	292,846
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 7.68%, 08/01/25		920	918,484
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 10/07/27		744	734,704
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR US + 1.75%), 6.59%, 04/16/25		508	505,853

Security		Par (000)	Value

Software (continued)
SS&C Technologies, Inc. (continued)
2018 Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 04/16/25	USD	450	$448,322
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.81%, 08/31/28		2,278	2,273,137
TIBCO Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 03/30/29		2,569	2,329,662
UKG, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.03%, 05/03/27		453	432,955
Ultimate Software Group, Inc.
2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.25%), 8.03%, 05/04/26		58	56,428
Term Loan B, (3 mo. LIBOR US + 3.75%), 8.58%, 05/04/26		1,041	1,022,199
ZoomInfo LLC, 2023 Term Loan B, (1 mo. SOFR CME + 2.75%), 7.66%, 02/28/30		89	88,556

			24,259,954

Specialty Retail — 2.2%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR US + 2.25%), 7.13%, 11/13/25		178	177,872
2019 USD Term Loan B3, (3 mo. LIBOR US + 2.25%), 7.06%, 10/30/26(c)		406	405,333
2021 USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.425%), 7.30%, 04/13/28		920	917,035
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (1 day SONIA + 4.25%), 7.78%, 06/23/25	GBP	1,000	1,186,315
EG Group Ltd., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 03/31/26	USD	233	222,105
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/24/28		763	758,542
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 4.00%), 8.92%, 05/04/28		1,265	1,237,405
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR US + 4.25%), 9.09%, 08/31/26		818	715,148
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1 mo. SOFR CME at 0.75% Floor + 8.35%, 1.50% PIK), 13.11%, 06/30/27		1,232	1,000,144
PetSmart, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.66%, 02/11/28		1,614	1,600,201
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 08/04/28		759	755,562
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 10/20/28		362	339,884
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.24%, 11/01/28		948	920,357
Sally Holdings LLC, 2023 Term Loan B, (3 mo. SOFR CME + 2.50%), 7.31%, 02/28/30(c)		291	289,909
Woof Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.53%, 12/21/27(c)		225	215,257

			10,741,069

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR US + 5.00%), 10.21%, 07/23/26	USD	278	$217,162

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc., Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.41%, 02/20/29		522	519,271
Hanesbrands, Inc., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.56%, 03/08/30(c)		239	237,805

			757,076

Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 05/19/28		611	606,703
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR US + 4.75%), 9.91%, 04/03/28		298	279,651
SRS Distribution, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%), 8.16%, 06/02/28		406	388,006
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR US at 1.00% Floor + 9.50%), 14.46%, 05/30/24(c)		163	157,858
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.50%), 8.46%, 08/28/24		1,300	728,225

			2,160,443

Transportation Infrastructure — 0.0%
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.75%), 10.59%, 09/21/29		100	97,725

Wireless Telecommunication Services — 0.3%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.70%, 04/30/28		429	425,690
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 04/11/25		1,050	1,048,303

			1,473,993

Total Floating Rate Loan Interests — 57.3% (Cost: $289,518,789)			280,356,439

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29(d)		200	198,250

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42(g)		200	176,100

Colombia — 0.1%
Colombia Government International Bond
3.13%, 04/15/31		430	328,090
8.00%, 04/20/33		200	205,100

			533,190

Security	Par (000)		Value

Dominican Republic — 0.1%
Dominican Republic International Bond(b)
4.50%, 01/30/30	USD	200	$173,725
7.05%, 02/03/31		150	150,844
4.88%, 09/23/32(g)		300	254,400

			578,969

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	107,412

Guatemala — 0.1%
Guatemala Government Bond
4.50%, 05/03/26(d)		200	194,600
4.65%, 10/07/41(b)		200	162,975

			357,575

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)		200	191,400

Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)		200	176,000

Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		200	164,500

Oman — 0.1%
Oman Government International Bond, 6.50%, 03/08/47(d)		308	284,130

Paraguay — 0.0%
Paraguay Government International Bond, 5.40%, 03/30/50(d)		200	171,412

Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)		122	120,018
2.50%, 02/08/30(d)	EUR	138	119,355
2.12%, 07/16/31(d)		156	123,291

			362,664

South Africa — 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/29	USD	200	179,000
5.00%, 10/12/46		230	158,700

			337,700

Sri Lanka — 0.0%
Sri Lanka Government International Bond(d)(e)(j)
6.85%, 03/14/24		200	70,225
6.35%, 06/28/24		200	70,225

			140,450

25

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Ukraine — 0.0%
Ukraine Government International Bond(e)(j)
9.75%, 11/01/30(d)	USD	236	$43,778
7.25%, 03/15/35(b)		200	34,163

			77,941

Total Foreign Agency Obligations — 0.8% (Cost: $4,713,923)			3,857,693

		Shares

Investment Companies

Financial Services — 1.0%
Invesco Senior Loan ETF		230,501	4,794,421

Total Investment Companies — 1.0% (Cost: $4,877,550)			4,794,421

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.3%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	1,035	598,495
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,829	824,819
Series 2007-19, Class 1A1, 6.00%, 08/25/37		546	282,415
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		97	88,612
Series 2006-17, Class A2, 6.00%, 12/25/36		627	271,396
Series 2007-HY5, Class 3A1, 4.03%, 09/25/37(a)		282	249,362
COLT Mortgage Loan Trust(b)
Series 2022-7, Class A1, 5.16%, 04/25/67		2,266	2,226,438
Series 2022-9, Class A1, 6.79%, 12/25/67		307	308,637
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66(a)(b)		218	175,140
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		1,483	1,415,345
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.77%, 10/25/35(a)		308	173,312
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		402	382,972
OBX Trust, Series 2022-NQM9, Class A1A, 6.45%, 09/25/62(b)		97	97,067
Spruce Hill Mortgage Loan Trust, Class A1A, 4.10%, 07/25/57(b)		609	579,193
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		1,477	1,381,166
Series 2022-7, Class A1, 5.15%, 07/25/67		1,755	1,717,702
Series 2022-INV2, Class A1, 6.79%, 10/25/67		470	473,330

			11,245,401

Commercial Mortgage-Backed Securities(b) — 0.9%
BX Commercial Mortgage Trust(a)
Series 2019-XL, Class A, (1 mo. SOFR + 1.03%), 5.86%, 10/15/36		1,129	1,116,179
Series 2021-CIP, Class A, (1 mo. LIBOR US + 0.92%), 5.61%, 12/15/38		1,000	963,646
Series 2021-XL2, Class A, (1 mo. LIBOR US + 0.69%), 5.37%, 10/15/38		454	435,017

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
BX Trust, Class A, (1 mo. SOFR + 0.85%), 5.68%, 01/15/39(a)	USD	1,200	$1,152,255
Citigroup Commercial Mortgage Trust, Series 2019- SMRT, Class A, 4.15%, 01/10/36		800	783,752

			4,450,849

Total Non-Agency Mortgage-Backed Securities — 3.2% (Cost: $16,703,834)			15,696,250

	Benefical Interest (000)

Other Interests(c)(o)

Capital Markets — 0.0%
Millennium Lender Claim Trust	USD	918	—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim		861	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 3.6%(a)
Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(g)(k)	USD	365	314,137

Banks(k) — 0.9%
AIB Group PLC, 5.25%(d)	EUR	200	194,668
Bank of East Asia Ltd., 5.88%(d)	USD	250	217,156
Industrial & Commercial Bank of China Ltd., 3.20%(d).		200	187,000
ING Groep NV, 3.88%(g)		1,750	1,268,890
Kasikornbank PCL, 5.28%(d)		200	183,100
Nordea Bank Abp, 3.75%(b)(g)		560	434,801
PNC Financial Services Group, Inc.(g)
Series V, 6.20%		290	272,846
Series W, 6.25%		289	268,770
Rizal Commercial Banking Corp., 6.50%(d)		200	176,413
Wells Fargo & Co., Series S, 5.90%(g)		1,500	1,422,075

			4,625,719

Diversified Telecommunication Services(d)(k) — 0.1%
Telefonica Europe BV
7.13%	EUR	100	110,212
6.14%		200	209,405

			319,617

Electric Utilities — 0.4%
Edison International, Series B, 5.00%(k)	USD	175	144,987
EDP - Energias de Portugal SA, 5.94%, 04/23/83(d)	EUR	100	106,281
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(g)	USD	1,750	1,540,116

			1,791,384

Financial Services(k) — 2.0%
Bank of America Corp.(g)
Series DD, 6.30%		215	214,731
Series X, 6.25%		1,929	1,883,186

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Financial Services (continued)
Bank of America Corp.(g) (continued)
Series Z, 6.50%	USD	143	$142,643
Barclays PLC
4.38%		455	311,044
8.00%		210	179,288
BNP Paribas SA, 6.88%(d)	EUR	200	200,646
Credit Agricole SA, 4.75%(b)(g)	USD	200	150,180
HSBC Holdings PLC, 6.00%(g)		415	373,865
JPMorgan Chase & Co., Series FF, 5.00%(g)		2,000	1,920,200
Lloyds Banking Group PLC
8.00%		265	244,131
7.50%(g)		1,250	1,159,775
NatWest Group PLC, 6.00%(g)		1,185	1,080,838
Societe Generale SA, 5.38%(b)(g)		2,250	1,619,854
Woori Bank, 4.25%(d)		250	234,344

			9,714,725

Independent Power and Renewable Electricity Producers(b)(k) — 0.1%
NRG Energy, Inc., 10.25%		452	431,935
Vistra Corp., 7.00%		240	211,200

			643,135

Media — 0.0%
SES SA, 2.88%(d)(k)	EUR	100	87,844

Oil, Gas & Consumable Fuels — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(d)(k)		100	96,412

Utilities — 0.0%
Electricite de France SA, 3.00%(d)(k)		200	177,151

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC
3.25%, 06/04/81	USD	18	15,256
2.63%, 08/27/80(d)	EUR	100	97,339

			112,595

			17,882,719

		Shares

Preferred Stocks — 1.3%

Capital Markets(a)(k) — 1.3%
Goldman Sachs Group, Inc., Series J		140,000	3,474,800
Morgan Stanley
Series F		55,000	1,358,500
Series K		53,253	1,319,609

			6,152,909

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $136,229)(f)		139,135	2,978

			6,155,887

Total Preferred Securities — 4.9% (Cost: $27,105,884)			24,038,606

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 5.5%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class X1, 1.02%, 12/25/24(a)	USD	31,838	$463,832
Uniform Mortgage-Backed Securities(p)
3.50%, 03/25/52 - 04/13/53		8,000	7,435,938
5.00%, 04/13/53		9,600	9,574,500
5.50%, 04/13/53		9,500	9,595,928

			27,070,198

Total U.S. Government Sponsored Agency Securities — 5.5% (Cost: $26,817,249)			27,070,198

		Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(e)		1,357	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(e)		345	2,933

Total Warrants — 0.0% (Cost: $ — )			2,933

Total Investments Before TBA Sale Commitments — 149.7% (Cost: $782,616,555)			732,716,355

		Par (000)

TBA Sale Commitments(p)

Mortgage-Backed Securities — (0.8)%
Uniform Mortgage-Backed Securities, 3.50%, 04/13/53	USD	(4,000)	(3,716,719)

Total TBA Sale Commitments — (0.8)% (Proceeds: $(3,696,594))			(3,716,719)

Total Investments, Net of TBA Sale Commitments — 148.9% (Cost: $778,919,961)			728,999,636

Liabilities in Excess of Other Assets — (48.9)%			(239,511,308)

Net Assets — 100.0%			$489,488,328

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

27

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

(e)	Non-income producing security.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,978, representing less than 0.05% of its net assets as of period end, and an original cost of $136,229.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Represents or includes a TBA transaction.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$1,474,663	$—	$(1,474,663	)(b)	$—	$—	$—	—	$36,013	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

HSBC Securities (USA), Inc.	5.00	%(b)	11/29/22	Open		$811,250	$823,469	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	12/28/22	Open		670,312	678,259	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	12/28/22	Open		900,000	910,669	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	12/28/22	Open		701,250	709,563	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.75	(b)	12/30/22	Open		191,595	193,921	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	01/12/23	Open		479,400	484,268	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.82	(b)	01/23/23	Open		843,750	850,727	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.99	(b)	01/23/23	Open		93,220	94,020	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.08	(b)	01/24/23	Open		373,380	376,601	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.22	(b)	01/24/23	Open		247,264	249,404	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	01/25/23	Open		711,787	717,734	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	01/26/23	Open		276,225	278,434	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	01/26/23	Open		517,590	521,831	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	01/27/23	Open		102,555	103,387	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.89	(b)	01/30/23	Open		973,750	981,098	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.15	(b)	01/30/23	Open		1,261,055	1,271,117	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.15	(b)	01/30/23	Open		974,795	982,573	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.15	(b)	01/30/23	Open		924,611	931,989	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	01/30/23	Open		897,500	904,437	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	02/02/23	Open		593,145	597,507	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/03/23	Open		190,769	192,126	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	02/06/23	Open		1,269,000	1,277,640	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.85	(b)	02/08/23	Open		2,407,500	2,422,888	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.00	(b)	02/08/23	Open		459,000	462,092	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.00	(b)	02/08/23	Open		470,250	473,418	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.00	(b)	02/08/23	Open		822,375	827,915	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.05	(b)	02/08/23	Open		413,000	415,811	Capital Trusts	Open/Demand
Barclays Bank PLC	5.05	(b)	02/08/23	Open		1,273,125	1,281,791	Capital Trusts	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Bank PLC	5.05	%(b)	02/08/23	Open		$468,125	$471,311	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.05	(b)	02/08/23	Open		67,890	68,352	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.05	(b)	02/08/23	Open		1,807,500	1,819,804	Capital Trusts	Open/Demand
Barclays Bank PLC	5.25	(b)	02/08/23	Open		336,937	339,326	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.25	(b)	02/08/23	Open		919,856	926,378	Capital Trusts	Open/Demand
Barclays Bank PLC	5.25	(b)	02/08/23	Open		1,110,937	1,118,814	Capital Trusts	Open/Demand
Barclays Bank PLC	5.25	(b)	02/08/23	Open		1,138,537	1,146,610	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.25	(b)	02/08/23	Open		506,187	509,777	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.25	(b)	02/08/23	Open		2,646,875	2,665,642	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	02/08/23	Open		236,738	236,151	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.00	(b)	02/08/23	Open		155,500	156,547	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.05	(b)	02/08/23	Open		204,519	205,911	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.05	(b)	02/08/23	Open		31,058	31,269	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.05	(b)	02/08/23	Open		570,977	574,864	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.05	(b)	02/08/23	Open		134,778	135,695	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.05	(b)	02/08/23	Open		486,603	489,915	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.05	(b)	02/08/23	Open		801,540	806,996	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.05	(b)	02/08/23	Open		305,544	307,624	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.20	(b)	02/08/23	Open		386,000	388,710	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.20	(b)	02/08/23	Open		304,168	306,303	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.20	(b)	02/08/23	Open		106,855	107,605	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		506,660	510,252	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		571,952	576,008	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		129,090	130,005	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		348,230	350,699	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		293,123	295,201	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		627,427	631,876	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		37,548	37,814	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		994,592	1,001,644	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		1,100,435	1,108,237	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		145,040	146,068	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		156,250	157,358	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		146,169	147,205	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		121,770	122,633	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		204,096	205,543	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		442,819	445,958	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		505,957	509,545	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		147,248	148,292	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		301,210	303,346	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		141,738	142,742	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		976,437	983,361	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		725,760	730,906	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		1,462,477	1,472,847	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		389,499	392,260	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		146,381	147,419	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		559,877	563,847	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/08/23	Open		483,502	486,931	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	02/08/23	Open		1,582,500	1,593,048	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.06	(b)	02/08/23	Open		534,781	538,429	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.15	(b)	02/08/23	Open		611,535	615,784	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.15	(b)	02/08/23	Open		512,996	516,561	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.15	(b)	02/08/23	Open		495,247	498,689	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.18	(b)	02/08/23	Open		406,312	409,153	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.18	(b)	02/08/23	Open		342,575	344,970	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.18	(b)	02/08/23	Open		370,654	373,245	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.18	(b)	02/08/23	Open		348,660	351,098	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.18	(b)	02/08/23	Open		404,627	407,456	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.20	(b)	02/08/23	Open		256,550	258,351	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.20	(b)	02/08/23	Open		470,062	473,362	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.20	(b)	02/08/23	Open		899,862	906,179	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.20	(b)	02/08/23	Open		2,164,312	2,179,505	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.20	(b)	02/08/23	Open		292,549	294,602	Corporate Bonds	Open/Demand

29

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	5.20	%(b)	02/08/23	Open		$462,866	$466,115	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.20	(b)	02/08/23	Open		165,938	167,102	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.23	(b)	02/08/23	Open		556,950	560,883	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.23	(b)	02/08/23	Open		645,600	650,159	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.30	(b)	02/08/23	Open		1,146,465	1,154,675	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.00	(b)	02/08/23	Open		683,750	688,356	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.02	(b)	02/08/23	Open		338,937	341,230	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.02	(b)	02/08/23	Open		179,700	180,916	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.02	(b)	02/08/23	Open		188,500	189,775	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.07	(b)	02/08/23	Open		295,701	297,722	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09	(b)	02/08/23	Open		352,484	354,903	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09	(b)	02/08/23	Open		323,300	325,519	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09	(b)	02/08/23	Open		273,000	274,874	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09	(b)	02/08/23	Open		262,080	263,879	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09	(b)	02/08/23	Open		300,671	302,735	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.11	(b)	02/08/23	Open		318,285	320,479	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.11	(b)	02/08/23	Open		447,752	450,838	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.13	(b)	02/08/23	Open		250,500	252,234	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85	(b)	02/08/23	Open		826,597	831,990	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		653,286	657,668	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		187,914	189,174	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		685,506	690,104	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		905,000	911,071	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		290,543	292,491	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		992,880	999,540	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		1,507,500	1,517,612	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		200,359	201,703	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		549,164	552,847	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open		242,515	244,142	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.00	(b)	02/08/23	Open		166,712	167,835	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	5.00	(b)	02/08/23	Open		330,300	332,525	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	02/08/23	Open		1,024,406	1,031,307	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	02/08/23	Open		268,781	270,592	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	02/08/23	Open		155,763	156,812	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.03	(b)	02/08/23	Open		1,452,532	1,462,379	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.03	(b)	02/08/23	Open		1,357,912	1,367,117	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.03	(b)	02/08/23	Open		598,000	602,054	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.03	(b)	02/08/23	Open		212,088	213,525	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.03	(b)	02/08/23	Open		266,475	268,281	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.03	(b)	02/08/23	Open		348,187	350,548	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.03	(b)	02/08/23	Open		372,600	375,126	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.03	(b)	02/08/23	Open		2,786	2,805	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.13	(b)	02/08/23	Open		180,743	181,993	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.13	(b)	02/08/23	Open		355,361	357,820	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.13	(b)	02/08/23	Open		343,534	345,911	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.13	(b)	02/08/23	Open		471,250	474,511	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.13	(b)	02/08/23	Open		330,190	332,475	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.13	(b)	02/08/23	Open		754,020	759,238	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		264,025	265,860	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

RBC Capital Markets LLC	5.15	%(b)	02/08/23	Open		$422,044	$424,976	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		99,653	100,345	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		383,750	386,417	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		260,509	262,319	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		455,257	458,421	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		194,063	195,411	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		187,265	188,566	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		157,250	158,343	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		478,485	481,810	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		285,300	287,282	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		495,337	498,779	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		309,465	311,615	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		170,970	172,158	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		290,513	292,531	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		258,970	260,769	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		289,755	291,768	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		248,625	250,353	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		419,925	422,843	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		328,638	330,921	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		427,935	430,909	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		482,074	485,423	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		600,960	605,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		159,041	160,146	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		299,500	301,581	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		359,640	362,139	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		277,383	279,310	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		274,995	276,906	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		516,975	520,567	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		527,039	530,701	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		514,360	517,934	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		313,739	315,919	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		383,760	386,427	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		282,279	284,240	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.17	(b)	02/08/23	Open		315,735	317,938	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	02/08/23	Open		299,735	301,750	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.10	(b)	02/08/23	Open		147,378	148,391	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.17	(b)	02/08/23	Open		290,250	292,275	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.17	(b)	02/08/23	Open		278,674	280,618	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.17	(b)	02/08/23	Open		271,399	273,292	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.17	(b)	02/08/23	Open		272,395	274,295	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/09/23	Open		785,735	791,197	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.23	(b)	02/09/23	Open		446,257	449,347	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.05	(b)	02/09/23	Open		462,175	465,259	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/09/23	Open		259,420	261,126	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/09/23	Open		215,141	216,607	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.18	(b)	02/10/23	Open		347,622	349,862	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.20	(b)	02/10/23	Open		333,112	335,268	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/10/23	Open		112,800	113,497	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	02/14/23	Open		403,795	406,170	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09	(b)	02/14/23	Open		320,815	322,758	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.13	(b)	02/14/23	Open		226,730	228,115	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/14/23	Open		98,685	99,290	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.07	(b)	02/15/23	Open		904,187	909,520	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09	(b)	02/15/23	Open		417,690	420,164	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09	(b)	02/15/23	Open		540,245	543,445	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.88	(b)	02/16/23	Open		1,651,125	1,660,268	Capital Trusts	Open/Demand
BNP Paribas S.A.	4.95	(b)	02/17/23	Open		159,685	160,499	Corporate Bonds	Open/Demand

31

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

RBC Capital Markets LLC	5.15	%(b)	02/17/23	Open		$149,695	$150,491	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	02/22/23	Open		591,500	594,626	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/22/23	Open		927,951	932,757	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/22/23	Open		400,040	402,112	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	02/23/23	Open		688,061	691,531	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	02/23/23	Open		824,184	828,340	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/24/23	Open		362,390	363,964	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/24/23	Open		217,005	217,947	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/24/23	Open		235,268	236,289	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.90	(b)	02/27/23	Open		259,160	260,233	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	02/27/23	Open		436,000	437,902	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	02/27/23	Open		565,857	568,326	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	02/27/23	Open		541,651	544,014	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	02/27/23	Open		497,610	499,781	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	02/27/23	Open		774,225	777,603	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	02/27/23	Open		612,070	614,740	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/28/23	Open		262,860	263,932	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/28/23	Open		173,250	173,957	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/28/23	Open		221,250	222,153	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.10	(b)	03/01/23	Open		157,520	158,158	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.65	(b)	03/06/23	Open		185,213	185,780	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.80	(b)	03/06/23	Open		394,625	395,875	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	03/06/23	Open		275,263	276,163	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	03/06/23	Open		568,750	570,610	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/06/23	Open		156,418	156,935	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/06/23	Open		1,499,550	1,504,507	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/06/23	Open		223,928	224,668	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/06/23	Open		361,672	362,906	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/06/23	Open		68,661	68,888	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/06/23	Open		187,980	188,600	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/07/23	Open		657,400	659,478	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.18	(b)	03/08/23	Open		234,341	235,081	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	03/08/23	Open		974,030	977,086	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	03/08/23	Open		1,220,610	1,224,440	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	03/08/23	Open		931,384	934,306	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/09/23	Open		343,837	344,806	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/09/23	Open		387,694	388,786	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/09/23	Open		920,000	922,593	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	03/09/23	Open		233,419	234,079	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	03/09/23	Open		172,425	172,913	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/09/23	Open		277,661	278,495	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/15/23	Open		269,969	270,541	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/15/23	Open		394,350	395,185	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/15/23	Open		239,843	240,366	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/15/23	Open		210,394	210,853	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.03	(b)	03/15/23	Open		189,500	189,904	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.15	(b)	03/16/23	Open		454,382	455,313	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	03/16/23	Open		992,250	994,283	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.20	(b)	03/20/23	Open		947,187	948,620	Capital Trusts	Open/Demand
BNP Paribas S.A.	5.20	(b)	03/20/23	Open		1,260,000	1,261,906	Capital Trusts	Open/Demand
Credit Agricole Corporate and Investment Bank	5.00	(b)	03/20/23	Open		835,200	836,418	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.10	(b)	03/20/23	Open		486,689	487,413	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/20/23	Open		164,256	164,503	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/20/23	Open		140,890	141,095	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.25		03/23/23	04/11/23		50,676	50,724	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25		03/23/23	04/11/23		298,500	298,782	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23		722,000	722,794	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23		168,250	168,435	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.05		03/23/23	04/11/23		840,000	840,943	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05		03/23/23	04/11/23		345,069	345,456	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	5.05%	03/23/23	04/11/23		$346,175	$346,563	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		619,830	620,526	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		203,000	203,228	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		389,576	390,013	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		305,660	306,003	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		248,364	248,642	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		308,764	309,110	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		268,538	268,839	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		589,810	590,472	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		238,939	239,207	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		1,001,970	1,003,094	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		359,125	359,528	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		242,856	243,129	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		265,984	266,282	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		261,300	261,593	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	03/23/23	04/11/23		364,639	365,048	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.00	03/23/23	04/12/23		556,870	557,365	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.75	03/23/23	04/12/23		235,139	235,387	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.75	03/23/23	04/12/23		295,741	296,053	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90	03/23/23	04/12/23		353,306	353,691	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90	03/23/23	04/12/23		496,800	497,341	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90	03/23/23	04/12/23		111,800	111,922	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90	03/23/23	04/12/23		225,908	226,153	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	03/23/23	04/12/23		922,880	923,895	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	03/23/23	04/12/23		342,975	343,352	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	03/23/23	04/12/23		333,750	334,117	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	03/23/23	04/12/23		1,342,500	1,343,977	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	03/23/23	04/12/23		274,523	274,824	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	03/23/23	04/12/23		411,250	411,702	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	03/23/23	04/12/23		447,205	447,697	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	03/23/23	04/12/23		314,994	315,340	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		248,168	248,443	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		437,120	437,606	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		322,500	322,858	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		229,838	230,093	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		313,750	314,099	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		180,000	180,200	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		104,728	104,844	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		246,750	247,024	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		290,500	290,823	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		200,250	200,473	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		292,500	292,825	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		467,250	467,769	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		344,846	345,229	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		363,877	364,282	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/23/23	04/12/23		244,000	244,271	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		235,875	236,145	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		358,125	358,535	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		739,935	740,782	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		378,125	378,558	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		256,650	256,944	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		371,875	372,301	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		234,000	234,268	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		236,880	237,151	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		685,106	685,890	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		353,125	353,529	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		224,625	224,882	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		462,814	463,343	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		951,720	952,809	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15	03/23/23	04/12/23		437,600	438,101	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.65	03/23/23	05/10/23		137,760	137,872	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.25	03/23/23	05/10/23		449,347	449,772	Corporate Bonds	31 - 90 Days

33

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BofA Securities, Inc.	4.50%	03/23/23	05/10/23		$140,333	$140,473	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.50	03/23/23	05/10/23		309,825	310,135	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.50	03/23/23	05/10/23		1,918,750	1,920,669	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.65	03/23/23	05/10/23		750,885	751,661	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.72	03/23/23	05/10/23		154,474	154,636	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85	03/23/23	05/10/23		514,125	514,679	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85	03/23/23	05/10/23		131,370	131,512	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85	03/23/23	05/10/23		716,644	717,416	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85	03/23/23	05/10/23		518,805	519,364	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85	03/23/23	05/10/23		188,903	189,106	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85	03/23/23	05/10/23		1,157,390	1,158,637	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		1,061,250	1,062,406	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		146,610	146,770	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		741,217	742,025	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		463,476	463,981	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		502,095	502,642	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		326,899	327,255	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		639,547	640,244	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		196,125	196,339	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		142,000	142,155	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		122,693	122,826	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		474,275	474,791	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		418,027	418,483	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		120,360	120,491	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		306,383	306,716	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		126,900	127,038	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		93,298	93,399	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		173,366	173,555	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90	03/23/23	05/10/23		233,888	234,142	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		127,314	127,454	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		61,736	61,804	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		320,625	320,978	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		760,455	761,292	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		466,995	467,509	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		218,495	218,735	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		194,625	194,839	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		336,000	336,370	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		348,125	348,508	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95	03/23/23	05/10/23		210,800	211,032	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		1,400,959	1,402,515	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		143,585	143,745	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		112,515	112,640	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		210,000	210,233	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		139,051	139,206	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		143,500	143,659	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		126,863	127,003	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		278,475	278,784	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		1,590,675	1,592,442	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		1,263,967	1,265,372	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		237,463	237,726	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		267,363	267,660	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		1,139,954	1,141,220	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		394,931	395,370	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		327,635	327,999	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		386,139	386,568	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		65,756	65,829	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		391,262	391,697	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		921,016	922,040	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		129,765	129,909	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		329,437	329,804	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		382,580	383,005	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00	03/23/23	05/10/23		510,600	511,167	Corporate Bonds	31 - 90 Days

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BofA Securities, Inc.	5.00%		03/23/23	05/10/23		$139,680	$139,835	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		154,635	154,807	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.03		03/23/23	05/10/23		133,403	133,552	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.03		03/23/23	05/10/23		701,735	702,519	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.03		03/23/23	05/10/23		279,720	280,033	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.03		03/23/23	05/10/23		104,996	105,114	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.03		03/23/23	05/10/23		242,000	242,271	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.03		03/23/23	05/10/23		357,572	357,972	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.05		03/23/23	05/10/23		548,625	549,241	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.05		03/23/23	05/10/23		310,960	311,309	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.05		03/23/23	05/10/23		747,500	748,339	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.05		03/23/23	05/10/23		461,000	461,517	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		158,919	159,099	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		285,000	285,322	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		631,050	631,764	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		518,579	519,165	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		88,714	88,814	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		307,230	307,578	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		169,570	169,762	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		319,533	319,894	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		154,800	154,975	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		283,763	284,083	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		313,950	314,305	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		189,000	189,214	Foreign Agency Obligations	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		90,722	90,825	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		179,918	180,121	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		260,338	260,632	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		318,985	319,346	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		328,800	329,172	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		93,344	93,449	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		284,000	284,321	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		241,216	241,489	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		545,012	545,629	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		212,425	212,665	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.35	(b)	03/23/23	Open		529,500	530,100	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.35	(b)	03/23/23	Open		1,102,526	1,103,776	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.35	(b)	03/23/23	Open		471,100	471,634	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.35	(b)	03/23/23	Open		834,765	835,711	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.35	(b)	03/23/23	Open		566,786	567,429	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.18	(b)	03/23/23	Open		652,500	653,251	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/23/23	Open		233,820	234,150	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.20	(b)	03/23/23	Open		764,330	765,276	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.20	(b)	03/23/23	Open		380,347	380,818	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.20	(b)	03/23/23	Open		392,062	392,548	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.20	(b)	03/23/23	Open		429,600	430,132	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.20	(b)	03/23/23	Open		399,600	400,095	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.20	(b)	03/23/23	Open		369,337	369,795	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.15		03/24/23	04/12/23		4,219,936	4,224,330	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.80	(b)	03/24/23	Open		431,250	431,538	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/24/23	Open		712,374	712,868	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/24/23	Open		203,948	204,093	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.00	(b)	03/27/23	Open		676,695	677,071	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.05	(b)	03/27/23	Open		452,454	452,708	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	03/27/23	Open		254,320	254,468	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	03/27/23	Open		204,120	204,239	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	03/27/23	Open		416,377	416,620	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.89	(b)	03/27/23	Open		100,873	100,927	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.98	(b)	03/27/23	Open		387,837	388,052	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.99	(b)	03/27/23	Open		279,695	279,850	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.10	(b)	03/27/23	Open		311,033	311,209	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.18	(b)	03/27/23	Open		56,666	56,699	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.20	(b)	03/27/23	Open		197,835	197,949	Corporate Bonds	Open/Demand

35

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	5.20	%(b)	03/27/23	Open		$536,445	$536,755	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.23	(b)	03/27/23	Open		923,179	923,715	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85	(b)	03/27/23	Open		843,169	843,623	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open		165,128	165,219	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open		187,250	187,354	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.07	(b)	03/27/23	Open		1,372,054	1,372,827	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.22	(b)	03/27/23	Open		385,000	385,223	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		813,375	813,827	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		355,006	355,203	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		400,744	400,966	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		354,000	354,197	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.13	(b)	03/27/23	Open		147,750	147,834	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.13	(b)	03/27/23	Open		511,231	511,523	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		309,994	310,171	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		656,334	656,709	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		280,590	280,751	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		410,220	410,455	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		68,250	68,289	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		177,000	177,101	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		609,797	610,136	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		471,762	472,024	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	03/27/23	Open		89,569	89,620	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.80		03/28/23	04/12/23		159,000	159,064	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		180,313	180,387	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		187,500	187,577	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		134,250	134,305	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		261,293	261,400	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		269,375	269,486	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		188,370	188,448	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23		207,000	207,085	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.05		03/28/23	05/10/23		707,500	707,798	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.05		03/29/23	05/10/23		972,125	972,398	Corporate Bonds	31 - 90 Days
BNP Paribas S.A.	5.04	(b)	03/29/23	Open		1,023,750	1,024,037	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/29/23	Open		595,227	595,393	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/29/23	Open		1,339,656	1,340,028	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.25		03/30/23	04/12/23		213,000	213,019	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.05		03/30/23	05/10/23		443,515	443,639	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.09		03/30/23	05/10/23		1,598,910	1,599,362	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.25	(b)	03/30/23	Open		896,481	896,743	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	03/30/23	Open		515,200	515,350	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open		268,706	268,743	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open		213,183	213,212	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open		502,500	502,570	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	03/30/23	Open		3,016,796	3,017,659	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.00	(b)	03/31/23	Open		166,238	166,238	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.13		03/31/23	Open		206,500	206,618	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open		532,588	532,588	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open		367,010	367,010	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open		382,122	382,122	Corporate Bonds	Open/Demand

						$228,335,265	$229,214,217

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	63	06/21/23	$ 7,640	$260,832
2-Year U.S. Treasury Note	1,028	06/30/23	212,386	2,343,255
5-Year U.S. Treasury Note	868	06/30/23	95,175	1,355,486

				3,959,573

Short Contracts
10-Year Japanese Government Treasury Bonds	23	06/13/23	25,658	(516,573)
10-Year U.S. Treasury Note	336	06/21/23	38,661	(973,787)
U.S. Long Bond	137	06/21/23	17,994	(735,302)
Ultra U.S. Treasury Bond	38	06/21/23	5,383	(114,045)

				(2,339,707)

				$1,619,866

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	79,766	USD	85,062	Natwest Markets PLC	06/14/23	$1,791
EUR	116,156	USD	123,866	Natwest Markets PLC	06/14/23	2,610
USD	241,954	JPY	31,740,000	Deutsche Bank AG	06/21/23	167

						4,568

USD	391,214	EUR	367,680	HSBC Bank PLC	06/14/23	(9,131)
USD	86,503	EUR	79,766	Morgan Stanley & Co. International PLC	06/14/23	(350)
USD	129,659	EUR	120,019	Toronto-Dominion Bank	06/21/23	(1,073)
USD	37,791	EUR	34,981	UBS AG	06/21/23	(313)
USD	884,493	EUR	820,000	UBS AG	06/21/23	(8,702)
USD	2,810,963	EUR	2,606,000	UBS AG	06/21/23	(27,656)
USD	2,814,771	EUR	2,605,500	UBS AG	06/21/23	(23,303)
USD	1,071,455	GBP	888,000	Morgan Stanley & Co. International PLC	06/21/23	(25,657)
USD	1,242,792	GBP	1,030,000	Morgan Stanley & Co. International PLC	06/21/23	(29,760)

						(125,945)

						$(121,377)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD	3,650	$(61,907)	$3,716	$(65,623)
CDX.NA.IG.40.V1	1.00	Quarterly	06/20/28	USD	20,450	(241,821)	(84,834)	(156,987)

						$(303,728)	$(81,118)	$(222,610)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1-Day SOFR, 4.80%	Annual	3.32%	Annual	N/A	11/28/42	USD	4,800	$102,571	$114	$102,457
1-Day SOFR, 4.80%	Annual	3.31%	Annual	N/A	12/01/42	USD	1,600	32,281	38	32,243

								$134,852	$152	$134,700

37

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino, Guichard-Perrachon S.A.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	CCC+		EUR	20	$(2,192)	$ (383)	$ (1,809)
Novafives S.A.S.	5.00	Quarterly	Citibank N.A.	06/20/23	B-		EUR	10	(43)	(158)	115
Casino, Guichard-Perrachon S.A.	5.00	Quarterly	BNP Paribas SA	12/20/23	CCC+		EUR	13	(4,535)	(981)	(3,554)
Thyssenkrupp AG	1.00	Quarterly	Bank of America N.A.	12/20/23	BB		EUR	20	24	(311)	335
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B		EUR	10	636	778	(142)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+		EUR	20	(1,353)	(659)	(694)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	B+		EUR	10	(687)	337	(1,024)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+		EUR	10	(668)	346	(1,014)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+		EUR	10	1,111	680	431
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	N/R		EUR	30	3,235	1,178	2,057
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB		EUR	10	(492)	(952)	460
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB		EUR	40	(1,970)	(6,076)	4,106
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC-		EUR	7	(2,287)	(1,613)	(674)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC-		EUR	4	(1,375)	(955)	(420)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC-		EUR	12	(3,864)	(2,685)	(1,179)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC-		EUR	4	(1,121)	(800)	(321)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC-		EUR	8	(2,346)	(1,661)	(685)
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC-		EUR	5	(1,701)	(1,188)	(513)
Loxam SAS	5.00	Quarterly	Bank of America N.A.	12/20/27	B		EUR	20	(2,071)	(1,471)	(600)
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B		EUR	18	(3,561)	(2,671)	(890)
United Group B.V.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	B		EUR	22	(4,316)	(3,468)	(848)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R		USD	2,318	(660,340)	(433,558)	(226,782)

									$(689,916)	$(456,271)	$ (233,645)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$30,604,541	$867,062	$31,471,603
Common Stocks	—	185,132	6,156	191,288
Corporate Bonds
Aerospace & Defense	—	16,983,181	—	16,983,181
Air Freight & Logistics	—	88,400	—	88,400
Automobile Components	—	5,488,911	—	5,488,911
Automobiles	—	7,110,750	—	7,110,750
Banks	—	2,507,016	—	2,507,016
Beverages	—	9,624,895	—	9,624,895
Biotechnology	—	95,441	—	95,441
Broadline Retail	—	199,979	—	199,979
Building Materials	—	2,646,360	—	2,646,360
Building Products	—	4,125,057	—	4,125,057
Capital Markets	—	6,100,683	—	6,100,683
Chemicals	—	7,460,761	—	7,460,761
Commercial Services & Supplies	—	4,972,928	—	4,972,928
Communications Equipment	—	2,162,828	—	2,162,828
Construction Materials	—	452,694	—	452,694
Consumer Discretionary	—	8,323,038	—	8,323,038
Consumer Finance	—	8,457,802	—	8,457,802
Consumer Staples Distribution & Retail	—	4,234,864	—	4,234,864
Containers & Packaging	—	2,250,771	—	2,250,771
Diversified Consumer Services	—	8,360,408	—	8,360,408
Diversified REITs	—	4,367,683	—	4,367,683
Diversified Telecommunication Services	—	10,885,004	—	10,885,004
Electric Utilities	—	2,186,226	—	2,186,226
Electrical Equipment	—	1,609,290	—	1,609,290
Electronic Equipment, Instruments & Components	—	1,472,958	—	1,472,958
Energy Equipment & Services	—	2,481,305	—	2,481,305
Environmental, Maintenance & Security Service	—	4,006,297	—	4,006,297
Financial Services	—	9,660,942	—	9,660,942
Food Products	—	3,050,854	—	3,050,854
Gas Utilities	—	79,511	—	79,511
Ground Transportation	—	3,625,617	—	3,625,617
Health Care Equipment & Supplies	—	1,202,098	—	1,202,098
Health Care Providers & Services	—	11,574,219	—	11,574,219
Health Care Technology	—	3,076,070	—	3,076,070
Hotels, Restaurants & Leisure	15,379	15,294,916	—	15,310,295
Household Durables	—	2,605,013	—	2,605,013
Household Products	—	185,856	—	185,856
Independent Power and Renewable Electricity Producers	—	3,504,510	—	3,504,510
Insurance	—	13,287,905	—	13,287,905
Interactive Media & Services	—	844,003	—	844,003
Internet Software & Services	—	4,990,912	—	4,990,912
IT Services	—	4,379,606	—	4,379,606
Leisure Products	—	431,315	—	431,315
Machinery	—	4,567,503	—	4,567,503
Marine Transportation	—	166,595	—	166,595
Media	—	36,977,437	—	36,977,437
Metals & Mining	—	8,908,671	—	8,908,671
Offshore Drilling & Other Services	—	2,409,637	—	2,409,637
Oil, Gas & Consumable Fuels	—	43,879,373	1,209,481	45,088,854
Passenger Airlines	—	6,235,982	—	6,235,982
Pharmaceuticals	—	4,870,304	—	4,870,304
Real Estate	—	90,753	—	90,753
Real Estate Management & Development	—	2,499,418	—	2,499,418
Semiconductors & Semiconductor Equipment	—	5,407,377	—	5,407,377
Software	—	10,287,026	—	10,287,026

39

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Specialized REITs	$—	$465,600	$—	$465,600
Specialty Retail	—	1,408,097	—	1,408,097
Technology Hardware, Storage & Peripherals	—	383,049	—	383,049
Textiles, Apparel & Luxury Goods	—	551,265	—	551,265
Transportation Infrastructure	—	1,141,740	—	1,141,740
Utilities	—	1,994,842	—	1,994,842
Wireless Telecommunication Services	—	5,318,518	—	5,318,518
Floating Rate Loan Interests	—	267,235,908	13,120,531	280,356,439
Foreign Agency Obligations	—	3,857,693	—	3,857,693
Investment Companies	4,794,421	—	—	4,794,421
Non-Agency Mortgage-Backed Securities	—	15,696,250	—	15,696,250
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	17,882,719	—	17,882,719
Preferred Stocks	6,152,909	—	—	6,152,909
U.S. Government Sponsored Agency Securities	—	27,070,198	—	27,070,198
Warrants	2,933	—	—	2,933
Liabilities
Investments
TBA Sale Commitments	—	(3,716,719)	—	(3,716,719)
Unfunded Floating Rate Loan Interests(a)	—	(12,778)	—	(12,778)

	$10,965,642	$702,815,008	$15,203,230	728,983,880

Investments Valued at NAV(b)				2,978

				$728,986,858

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$7,504	$—	$7,504
Foreign Currency Exchange Contracts	—	4,568	—	4,568
Interest Rate Contracts	3,959,573	134,700	—	4,094,273
Liabilities
Credit Contracts	—	(463,759)	—	(463,759)
Foreign Currency Exchange Contracts	—	(125,945)	—	(125,945)
Interest Rate Contracts	(2,339,707)	—	—	(2,339,707)

	$1,619,866	$(442,932)	$—	$1,176,934

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $229,214,217 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests		Total

Assets
Opening balance, as of December 31, 2022	$1,354,025	$6,098	$1,198,484	$3,710,331	$384,933	$—	(a)	$6,653,871
Transfers into Level 3(b)	—	—	—	7,436,126	—	—		7,436,126
Transfers out of Level 3	(500,000)	—	—	(1,105,763)	(384,933)	—		(1,990,696)
Accrued discounts/premiums	(12,970)	—	—	5,668	—	—		(7,302)
Net realized gain (loss)	—	—	—	(16,495)	—	—		(16,495)
Net change in unrealized appreciation (depreciation)(c)	26,007	58	29,779	99,481	—	—		155,325

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Limited Duration Income Trust (BLW)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests		Total

Purchases	$—	$—	$—	$3,364,917	$—	$—		$3,364,917
Sales	—	—	(18,782)	(373,734)	—	—		(392,516)

Closing balance, as of March 31, 2023	$867,062	$6,156	$1,209,481	$13,120,531	$—	$—	(a)	$15,203,230

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(c)	$26,007	$58	$29,779	$99,481	$—	$—		$155,325

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

TBA	To-Be-Announced

41